WANGER U.S. SMALLER COMPANIES

                                   PROSPECTUS


                                   MAY 1, 2006



                                     * * * *


Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans. This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.



                                     * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                               -----------------
                                                               Not FDIC Insured
                                                               May Lose Value
                                                               No Bank Guarantee
                                                               -----------------

                                TABLE OF CONTENTS

THE TRUST ...................................................................  3

THE FUND ....................................................................  4

OTHER INVESTMENT STRATEGIES AND RISKS .......................................  7

TRUST MANAGEMENT ORGANIZATIONS ..............................................  9

     The Trustees ...........................................................  9
     The Adviser: Columbia Wanger Asset Management, L.P. ....................  9
     Portfolio Manager ...................................................... 10
     Legal Proceedings ...................................................... 10
     Mixed and Shared Funding ............................................... 11
     Additional Expenses .................................................... 11
     Additional Intermediary Compensation ................................... 12

FINANCIAL HIGHLIGHTS ........................................................ 13

SHAREHOLDER INFORMATION ..................................................... 14


APPENDIX .................................................................... 19

THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger U.S. Smaller Companies, formerly named Wanger U.S. Small Cap (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis (Retirement Plans).


The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy or adequacy of those prospectuses. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                    THE FUND


INVESTMENT GOAL--WANGER U.S. SMALLER COMPANIES
--------------------------------------------------------------------------------
Wanger U.S. Smaller Companies seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------

The Fund invests primarily in the stocks of small- and medium-sized U.S. companies. Wanger U.S. Smaller Companies generally invests in stocks of companies with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. Wanger U.S. Smaller Companies believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.


Wanger U.S. Smaller Companies typically looks for companies with:

o    A strong business franchise that offers growth potential.

o    Products and services that give the company a competitive advantage.

o A stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company.

Under normal circumstances, Wanger U.S. Smaller Companies invests at least 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $5 billion or less at the time of initial purchase. Likewise, under normal market conditions, Wanger U.S. Smaller Companies invests at least 80% of its net assets (plus any borrowings for investment purposes) in domestic securities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: MANAGEMENT RISK and MARKET RISK. You may lose money by investing in the Fund.

Management risk means that Columbia Wanger Asset Management, L.P.'s (CWAM) investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with funds with similar investment objectives and strategies.


Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.


SMALLER COMPANIES


Smaller companies, including small-cap and mid-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.



SECTOR RISK


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart that follows shows the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and ten years. We compare the Fund to the Russell 2000 Index, the Standard & Poor's MidCap 400 Index (S&P MidCap 400) and the Standard & Poor's 500 Index (S&P 500 Index), which are broad-based measures of market performance. The Russell 2000 Index is the Fund's primary benchmark. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

CALENDAR-YEAR TOTAL RETURNS

                            YEAR-BY-YEAR TOTAL RETURN
BAR CHART:
1996                              46.59%
1997                              29.41%
1998                               8.68%
1999                              25.06%
2000                              -8.16%
2001                              11.39%
2002                             -16.81%
2003                              43.22%
2004                              18.33%
2005                              11.25%


Best quarter: 2nd quarter 2003, 20.46%
Worst quarter: 3rd quarter 2002, -19.23%

                                         1 YEAR         5 YEARS       10 YEARS
                                      ------------   ------------   ------------
Wanger U.S. Smaller Companies              11.25%        11.81%         15.26%
Russell 2000*                               4.55%         8.22%          9.26%
S&P MidCap 400*                            12.56%         8.60%         14.36%
S&P 500*                                    4.91%         0.54%          9.07%

-------------
* The Russell 2000 Index, the Fund's primary benchmark, is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 Index is a broad market-weighted average of U.S. large blue-chip companies. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES
Fees paid directly
from your investment:
Maximum sales charge                                                         N/A
Deferred sales charge                                                        N/A

ANNUAL FUND OPERATING EXPENSES
Expenses that are deducted from Fund assets:

Management fees                                                            0.90%
12b-1 fee                                                                   None
Other expenses                                                             0.05%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       0.95%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger U.S. Smaller Companies for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower.


             1 Year                                              $97
             3 Years                                            $303
             5 Years                                            $525
             10 Years                                         $1,166


                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information
(SAI), which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.


THE INFORMATION EDGE


CWAM invests in entrepreneurially managed smaller- and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of outsourcing as a business strategy or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.


In making investments for the Fund, CWAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL               FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
------------------------------------------------------------------------------------------------------
o superior technology          o low debt                            o reasonable stock price
o innovative marketing         o adequate working capital              relative to growth potential
o managerial skill             o conservative accounting practices   o valuable assets
o market niche                 o adequate profit margin
o good earnings prospects
o strong demand for product

The realization of this        A strong balance sheet gives          Once CWAM uncovers an
growth potential would         management greater flexibility        attractive company, it
likely produce superior        to pursue strategic objectives        identifies a price that
performance that is            and is important to maintaining       it believes would also
sustainable over time.         a competitive advantage.              make the stock a
                                                                     good value.
------------------------------------------------------------------------------------------------------


LONG-TERM INVESTING
CWAM's analysts continually screen companies and contact more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


STATE INSURANCE RESTRICTIONS

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.


TEMPORARY DEFENSIVE POSITIONS

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures, options and swap contracts, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The

Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.



PORTFOLIO TURNOVER

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. CWAM does not expect the Fund's turnover to exceed 65% under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

                         TRUST MANAGEMENT ORGANIZATIONS

                                  THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions, academia, and public service to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Wanger Advisors Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.


               THE ADVISER: COLUMBIA WANGER ASSET MANAGEMENT, L.P.


Columbia Wanger Asset Management, L.P. (CWAM), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is the Fund's investment adviser. CWAM is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including Wanger U.S. Smaller Companies, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2005, CWAM managed more than $27.1 billion in assets. CWAM is an indirect wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation.

For the fiscal year 2005, the Fund paid CWAM management fees at 0.90% of the average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.

                               PORTFOLIO MANAGER


CWAM uses a team to assist the lead portfolio manager in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.

Robert Mohn is a vice president of the Trust and the lead portfolio manager of Wanger U.S. Smaller Companies. He has been a member of the domestic analytical team at CWAM and its predecessors since August 1992, and was principal of WAM from 1995 to September 29, 2000. He also manages Columbia Acorn USA and co-manages Columbia Acorn Fund. He also manages the U.S. fund of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is a vice president of Columbia Acorn Trust and the director of domestic research for CWAM. The SAI provides additional information about Mr. Mohn's compensation, other accounts he manages and his ownership of securities in the Fund.


                                LEGAL PROCEEDINGS

CWAM, Columbia Acorn Trust, another mutual fund family advised by CWAM, and the trustees of Columbia Acorn Trust, are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of Columbia Acorn Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the United States District Court for the District of Massachusetts, alleging that CWAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Columbia Acorn Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Columbia Acorn Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Columbia Acorn Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The plaintiffs' complaint was dismissed by the district court, and the Seventh Circuit Court of Appeals affirmed this dismissal. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Columbia Acorn Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Columbia Acorn Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Columbia Acorn Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.



                            MIXED AND SHARED FUNDING


As described previously, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Keyport Benefit Life Insurance Company (Keyport Benefit), Aegon Financial Services Group, Inc., SAFECO Life Insurance Company, PHL Variable Life Insurance Company, Phoenix Home Life Mutual Insurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, ING Insurance Company of America, ING Life Insurance and Annuity Company, Reliastar Life Insurance Company, Sun Life Insurance & Annuity Company of New York, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and TIAA-CREF Life Insurance Company. The Fund is or may become a funding vehicle for VA contracts or VLI policies of the Participating Insurance Companies or may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.


The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at lower prices.

                               ADDITIONAL EXPENSES

Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.

From time to time, CWAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: subaccounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by CWAM will not increase the fees paid by the Fund or its shareholders.


                      ADDITIONAL INTERMEDIARY COMPENSATION


In connection with the sale of the Columbia family of funds (including the Funds) (the "Columbia Funds"), the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the distributor's sale of fund shares. The Fund is not a party to these arrangements, and such cash payments are not paid out of Fund assets. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment adviser, transfer agent or their affiliates, pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, subtransfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.


In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the SAI. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

                              FINANCIAL HIGHLIGHTS


The financial highlights table that follows is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements. You can request a free annual report by calling 1-888-4-WANGER (1-888-492-6437). The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.

                          WANGER U.S. SMALLER COMPANIES
                                                                                      YEAR ENDED DECEMBER 31,
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2005           2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $31.37         $26.51       $18.51       $22.25       $19.99
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                                     0.09          (0.14)       (0.11)       (0.10)       (0.04)
Net realized and unrealized gain (loss) on investments              3.44           5.00         8.11        (3.64)        2.31
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 3.53           4.86         8.00        (3.74)        2.27
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            --             --           --           --        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                       --             --           --           --        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $34.90         $31.37       $26.51       $18.51       $22.25
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                    11.25%(c)      18.33%       43.22%      (16.81)%      11.39%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSET/SUPPLEMENTAL DATA:
Expenses                                                            0.95%(d)       1.00%(d)     0.99%(d)     1.05%(d)     0.99%
Net investment income (loss)                                        0.29%(d)     (0.49)%(d)   (0.48)%(d)   (0.47)%(d)   (0.20)%
Waiver                                                              0.00%(e)         --           --           --           --
Portfolio turnover rate                                               11%            15%          10%          16%          18%
Net assets, end of period (000's)                              $1,493,695     $1,153,553     $822,658     $471,726     $498,186
------------------------------------------------------------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions are reinvested.
(c) Had the Investment Adviser not waived a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody fees paid indirectly had no impact.
(e)  Rounds to less then 0.01%.

                             SHAREHOLDER INFORMATION

SHAREHOLDER AND ACCOUNT POLICIES

The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call CWAM at 1-888-4-WANGER (1-888-492-6437).

Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

o a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);

o    an annuity plan described in section 403(a);

o an annuity contract described in section 403(b), including a 403(b)(7) custodial account;

o a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and

o    a plan described in section 501(c)(18).

The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor CWAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call CWAM at 1-888-4-WANGER (1-888-492-6437) to determine if it is eligible to invest.


HOW TO INVEST AND REDEEM

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


FUND POLICY ON TRADING OF FUND SHARES


The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." For purposes of this section, the "Columbia Funds" are the Columbia, Columbia Acorn Trust, Wanger Advisors Trust and Nations family of mutual funds. The Columbia Funds are not intended as vehicles for market timing. The board of trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, and subject to the limitations noted below, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.


For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, all Fund purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Also, certain financial intermediaries, retirement plans and variable insurance products have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In addition, the terms and conditions of a particular insurance contract may limit the ability of the Participating Insurance Company to address frequent trading activity by a VA contract owner or VLI policyholder.

Columbia Management Group, LLC has designated a Market Timing Steering Committee (the "Committee") composed of members of senior management designed to ensure, among other things, that participating insurance companies can either enforce the Funds' market timing policy, or monitor for market timing pursuant to a policy that is at least as restrictive as the Funds' policy. The Committee oversees the due diligence process with respect to participating insurance companies. The due diligence process for participating insurance companies includes a review of an insurance company's market timing policies, and requests that insurance companies certify that they can enforce the Funds' market timing policy as disclosed in the prospectus. Alternatively, if the participating insurance company cannot certify that it can enforce the Funds' market timing policy, the Committee requests that the participating insurance company certify that it has an internal market timing policy that is as restrictive or more restrictive than the Funds' market timing policy. If the insurance company cannot provide either form of certification, the Committee requests that the participating insurance company provide the Funds' transfer agent with shareholder level data transparency to enable the transfer agent to monitor trading activity in accordance with the Funds' market timing policy. An insurance company that agrees to provide data transparency is required to restrict, upon the transfer agent's request, participants that violate the Funds' market timing policy. If a current participating insurance company is unable to comply, Columbia will take steps consistent with its contractual obligations to place the participating insurance company's accounts on redemption only status. If a prospective participating insurance company is unable to comply with one of the alternatives, the Fund will not begin a business relationship with that company.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


PURCHASES AND REDEMPTIONS

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.



HOW THE FUND'S SHARE PRICE IS DETERMINED

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied.

When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. When a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.


TAXES

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the SAI.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

APPENDIX


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the chart, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

                                             WANGER U.S. SMALLER COMPANIES

          MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
                  0.00%                               $10,000.00                                 5%

                                                                                  HYPOTHETICAL
                         CUMULATIVE                             CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE      ANNUAL EXPENSE       RETURN AFTER       BALANCE AFTER          FEES &
        YEAR           FEES & EXPENSES         RATIO         FEES & EXPENSES    FEES & EXPENSES       EXPENSES (1)
-------------------------------------------------------------------------------------------------------------------
          1                   5.00%            0.95%               4.05%           $10,405.00          $  96.92
          2                  10.25%            0.95%               8.26%           $10,826.40         $  100.85
          3                  15.76%            0.95%              12.65%           $11,264.87         $  104.93
          4                  21.55%            0.95%              17.21%           $11,721.10         $  109.18
          5                  27.63%            0.95%              21.96%           $12,195.80         $  113.61
          6                  34.01%            0.95%              26.90%           $12,689.73         $  118.21
          7                  40.71%            0.95%              32.04%           $13,203.67         $  122.99
          8                  47.75%            0.95%              37.38%           $13,738.42         $  127.97
          9                  55.13%            0.95%              42.95%           $14,294.82         $  133.16
         10                  62.89%            0.95%              48.74%           $14,873.76         $  138.55
TOTAL GAIN AFTER FEES AND EXPENSES                                                 $ 4,873.76
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,166.38

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Adviser:    Columbia Wanger Asset Management, L.P.


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.


You may wish to read the Fund's SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The SAI and the Fund's website, www.columbiafunds.com, include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's adviser or visiting the Fund's website at:

Columbia Wanger Asset Management, L.P.
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
1 (888) 4-WANGER (1-888-492-6437)
www.columbiafunds.com


Or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number: 811-08748

                         WANGER INTERNATIONAL SMALL CAP

                                   PROSPECTUS


                                   MAY 1, 2006



                                     * * * *


Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans. This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.



                                     * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                               -----------------
                                                               Not FDIC Insured
                                                               May Lose Value
                                                               No Bank Guarantee
                                                               -----------------

                                TABLE OF CONTENTS

THE TRUST ...................................................................  3

THE FUND ....................................................................  4

OTHER INVESTMENT STRATEGIES AND RISKS .......................................  8

TRUST MANAGEMENT ORGANIZATIONS .............................................. 10

     The Trustees ........................................................... 10
     The Adviser: Columbia Wanger Asset Management, L.P. .................... 10
     Portfolio Managers ..................................................... 11
     Legal Proceedings ...................................................... 11
     Mixed and Shared Funding ............................................... 12
     Additional Expenses .................................................... 13
     Additional Intermediary Compensation ................................... 13

FINANCIAL HIGHLIGHTS ........................................................ 14


SHAREHOLDER INFORMATION ..................................................... 15

APPENDIX .................................................................... 20

                                    THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger International Small Cap (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis (Retirement Plans).


The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy or adequacy of those prospectuses. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                    THE FUND


INVESTMENT GOAL--WANGER INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------
Wanger International Small Cap seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------

Wanger International Small Cap invests primarily in the stocks of companies based outside the United States with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. Wanger International Small Cap believes that these smaller companies--particularly outside the United States--which are not as well known by financial analysts may offer higher return potential than the stocks of larger companies.


Wanger International Small Cap typically looks for companies with:

o    A strong business franchise that offers growth potential.

o    Products and services that give the company a competitive advantage.

o A stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company.


Under normal circumstances, Wanger International Small Cap invests at least 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $5 billion or less at the time of initial purchase. Likewise, under normal market conditions, Wanger International Small Cap will generally invest at least 65% of its total assets in foreign securities in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: MANAGEMENT RISK and MARKET RISK. You may lose money by investing in the Fund.

Management risk means that Columbia Wanger Asset Management, L.P.'s (CWAM) investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with funds with similar investment objectives and strategies.

Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.


FOREIGN SECURITIES

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


EMERGING MARKETS

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

SMALLER COMPANIES


Smaller companies, including small-cap and mid-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.


SECTOR RISK


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

MARKET TIMERS


Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart that follows shows the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and ten years. We compare the Fund to the S&P/Citigroup EMI Global ex-US, the MSCI EAFE Index and the Lipper Variable Underlying International Core Funds Index, which are broad-based measures of market performance. The S&P/Citigroup EMI Global ex-US is the Fund's primary benchmark. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


The Fund's performance during 1999 was achieved during extraordinary market conditions.

CALENDAR-YEAR TOTAL RETURNS

BAR CHART:
1996                              32.01%
1997                              -1.46%
1998                              16.33%
1999                             126.37%
2000                             -27.84%
2001                             -21.27%
2002                             -13.83%
2003                              48.86%
2004                              30.27%
2005                              21.53%

Best Quarter: 4th quarter 1999, 57.43%
Worst Quarter: 3rd quarter 2002, -23.49%


                                             1 YEAR       5 YEARS      10 YEARS
                                           ----------   -----------   ----------
Wanger International Small Cap                21.53%        9.84%       14.73%
S&P/Citigroup EMI Global ex-US*               21.99%       14.20%        8.43%
MSCI EAFE*                                    13.54%        4.55%        5.84%
Lipper VUF International Core Funds Index*    15.34%        2.51%        5.85%


-------------
* The S&P/Citigroup EMI Global ex-U.S., the Fund's primary benchmark, is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. Morgan Stanley's Europe, Australasia and Far East Index (MSCI EAFE) is an index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper Variable Underlying International Core Funds Index is made up of the 10 largest non-U.S. funds. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES
Fees paid directly from your investment:
Maximum sales charge                                                         N/A
Deferred sales charge                                                        N/A

ANNUAL FUND OPERATING EXPENSES

Expenses that are deducted from Fund assets:
Management fees                                                            0.95%
12b-1 fee                                                                   None
Other expenses                                                             0.18%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.13%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger International Small Cap for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower.

             1 Year                                             $115
             3 Years                                            $359
             5 Years                                            $622
             10 Years                                         $1,375


                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information
(SAI), which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE


CWAM invests in entrepreneurially managed smaller- and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of outsourcing as a business strategy or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, CWAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.


GROWTH POTENTIAL               FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
------------------------------------------------------------------------------------------------------
o superior technology          o low debt                            o reasonable stock price
o innovative marketing         o adequate working capital              relative to growth potential
o managerial skill             o conservative accounting practices   o valuable assets
o market niche                 o adequate profit margin
o good earnings prospects
o strong demand for product


The realization of this        A strong balance sheet gives          Once CWAM uncovers an
growth potential would         management greater flexibility        attractive company, it
likely produce superior        to pursue strategic objectives        identifies a price that it
performance that is            and is important to maintaining       believes would also make the
sustainable over time.         a competitive advantage.              stock a good value.
------------------------------------------------------------------------------------------------------

LONG-TERM INVESTING
CWAM's analysts continually screen companies and contact more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

STATE INSURANCE RESTRICTIONS

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

TEMPORARY DEFENSIVE POSITIONS

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures, options and swap contracts, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


PORTFOLIO TURNOVER
The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. CWAM does not expect the Fund's turnover to exceed 100% under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

                         TRUST MANAGEMENT ORGANIZATIONS

                                  THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions, academia, and public service to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Wanger Advisors Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

               THE ADVISER: COLUMBIA WANGER ASSET MANAGEMENT, L.P.


Columbia Wanger Asset Management, L.P. (CWAM), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is the Fund's investment adviser. CWAM is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including Wanger International Small Cap, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2005, CWAM managed more than $27.1 billion in assets. CWAM is an indirect wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation.

For the fiscal year 2005, the Fund paid CWAM management fees at 0.95% of the average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.

                               PORTFOLIO MANAGERS

CWAM uses a team to assist the portfolio managers in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations. Louis J. Mendes and Chris Olson are co-portfolio managers of Wanger International Small Cap.

Mr. Mendes has managed Wanger International Small Cap since December 2005. He has been a member of the international team at CWAM since 2001 and an analyst and portfolio manager with Merrill Lynch Investment Managers specializing in Asian equity markets prior thereto. Mr. Mendes is also a vice president of Columbia Acorn Trust and a co-portfolio manager of Columbia Acorn International. The SAI provides additional information about Mr. Mendes' compensation, other accounts he manages and his ownership of securities in the Fund.

Mr. Olson is a vice president of the Trust and has managed Wanger International Small Cap since September 2001. He has been a member of the international analytical team at CWAM since January 2001. Mr. Olson is also a vice president of Columbia Acorn Trust and lead portfolio manager of Columbia Acorn International Select and Wanger International Select. Prior to joining CWAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. The SAI provides additional information about Mr. Olson's compensation, other accounts he manages and his ownership of securities in the Fund.


                                LEGAL PROCEEDINGS

CWAM, Columbia Acorn Trust, another mutual fund family advised by CWAM, and the trustees of Columbia Acorn Trust, are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of Columbia Acorn Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the United States District Court for the District of Massachusetts, alleging that CWAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Columbia Acorn Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Columbia Acorn Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Columbia Acorn Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The plaintiffs' complaint was dismissed by the district court, and the Seventh Circuit Court of Appeals affirmed this dismissal. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Columbia Acorn Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Columbia Acorn Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Columbia Acorn Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.


                            MIXED AND SHARED FUNDING

As described previously, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Keyport Benefit Life Insurance Company (Keyport Benefit), Aegon Financial Services Group, Inc., SAFECO Life Insurance Company, PHL Variable Life Insurance Company, Phoenix Home Life Mutual Insurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, ING Insurance Company of America, ING Life Insurance and Annuity Company, Reliastar Life Insurance Company, Sun Life Insurance & Annuity Company of New York, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and TIAA-CREF Life Insurance Company. The Fund is or may become a funding vehicle for VA contracts or VLI policies of the Participating Insurance Companies or may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.


The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at lower prices.


                               ADDITIONAL EXPENSES

Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.


From time to time, CWAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: subaccounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by CWAM will not increase the fees paid by the Fund or its shareholders.



                      ADDITIONAL INTERMEDIARY COMPENSATION


In connection with the sale of the Columbia family of Funds (including the Funds) (the "Columbia Funds"), the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the distributor's sale of fund shares. The Fund is not a party to these arrangements, and such cash payments are not paid out of Fund assets. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.


Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.


In addition, the distributor, and/or the Fund's investment adviser, transfer agent or their affiliates, pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, subtransfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.


In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the SAI. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

                              FINANCIAL HIGHLIGHTS


The financial highlights table that follows is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements. You can request a free annual report by calling 1-888-4-WANGER (1-888-492-6437). The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.


                         WANGER INTERNATIONAL SMALL CAP

                                                                                     YEAR ENDED DECEMBER 31,
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2005          2004        2003        2002         2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $25.46        $19.68      $13.27      $15.40      $28.53
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                             0.25          0.13        0.13        0.07        0.02
Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                   5.20          5.80        6.33       (2.20)      (5.12)
---------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                   5.45          5.93        6.46       (2.13)      (5.10)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                           (0.28)        (0.15)      (0.05)         --          --
From net realized gain and unrealized gain reportable
  for federal income taxes                                            --              --          --          --       (8.03)
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                      (0.28)        (0.15)      (0.05)         --       (8.03)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $30.63        $25.46      $19.68      $13.27      $15.40
--------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                      21.53%(c)     30.27%      48.86%     (13.83)  %  (21.27)%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (d)                                                          1.13%         1.36%       1.41%       1.47%       1.43%
Net investment income (d)                                             0.92%         0.59%       0.85%       0.46%       0.10%
Waiver                                                                0.02%           --          --          --          --
Portfolio turnover rate                                                 24%           47%         45%         54%         56%
Net assets, end of period (000's)                                 $973,257      $606,773    $380,726    $216,084    $230,626

-------------
(a) Net investment income per share was based upon the average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions are reinvested.
(c) Had the Investment Adviser not waived a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody fees paid indirectly had no impact.

                             SHAREHOLDER INFORMATION

SHAREHOLDER AND ACCOUNT POLICIES

The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call CWAM at 1-888-4-WANGER (1-888-492-6437).

Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

o a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);

o    an annuity plan described in section 403(a);

o an annuity contract described in section 403(b), including a 403(b)(7) custodial account;

o a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and

o    a plan described in section 501(c)(18).

The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor CWAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call CWAM at 1-888-4-WANGER (1-888-492-6437) to determine if it is eligible to invest.

HOW TO INVEST AND REDEEM

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

FUND POLICY ON TRADING OF FUND SHARES


The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." For purposes of this section, the "Columbia Funds" are the Columbia, Columbia Acorn Trust, Wanger Advisors Trust and Nations family of mutual funds. The Columbia Funds are not intended as vehicles for market timing. The board of trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, and subject to the limitations noted below, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.


For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, all Fund purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Also, certain financial intermediaries, retirement plans and variable insurance products have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In addition, the terms and conditions of a particular insurance contract may limit the ability of the Participating Insurance Company to address frequent trading activity by a VA contract owner or VLI policyholder.

Columbia Management Group, LLC has designated a Market Timing Steering Committee (the "Committee") composed of members of senior management designed to ensure, among other things, that participating insurance companies can either enforce the Funds' market timing policy, or monitor for market timing pursuant to a policy that is at least as restrictive as the Funds' policy. The Committee oversees the due diligence process with respect to participating insurance companies. The due diligence process for participating insurance companies includes a review of an insurance company's market timing policies, and requests that insurance companies certify that they can enforce the Funds' market timing policy as disclosed in the prospectus. Alternatively, if the participating insurance company cannot certify that it can enforce the Funds' market timing policy, the Committee requests that the participating insurance company certify that it has an internal market timing policy that is as restrictive or more restrictive than the Funds' market timing policy. If the insurance company cannot provide either form of certification, the Committee requests that the participating insurance company provide the Funds' transfer agent with shareholder level data transparency to enable the transfer agent to monitor trading activity in accordance with the Funds' market timing policy. An insurance company that agrees to provide data transparency is required to restrict, upon the transfer agent's request, participants that violate the Funds' market timing policy. If a current participating insurance company is unable to comply, Columbia will take steps consistent with its contractual obligations to place the participating insurance company's accounts on redemption only status. If a prospective participating insurance company is unable to comply with one of the alternatives, the Fund will not begin a business relationship with that company.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

PURCHASES AND REDEMPTIONS

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


HOW THE FUND'S SHARE PRICE IS DETERMINED

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied.

When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. When a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAXES

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the SAI.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

APPENDIX


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the chart, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

                                           WANGER INTERNATIONAL SMALL CAP

          MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
                  0.00%                               $10,000.00                                 5%

                                                                                  HYPOTHETICAL
                         CUMULATIVE                             CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE      ANNUAL EXPENSE       RETURN AFTER       BALANCE AFTER          FEES &
        YEAR           FEES & EXPENSES         RATIO         FEES & EXPENSES    FEES & EXPENSES       EXPENSES (1)
-------------------------------------------------------------------------------------------------------------------
          1                   5.00%            1.13%               3.87%           $10,387.00         $  115.19
          2                  10.25%            1.13%               7.89%           $10,788.98         $  119.64
          3                  15.76%            1.13%              12.07%           $11,206.51         $  124.27
          4                  21.55%            1.13%              16.40%           $11,640.20         $  129.08
          5                  27.63%            1.13%              20.91%           $12,090.68         $  134.08
          6                  34.01%            1.13%              25.59%           $12,558.59         $  139.27
          7                  40.71%            1.13%              30.45%           $13,044.60         $  144.66
          8                  47.75%            1.13%              35.49%           $13,549.43         $  150.26
          9                  55.13%            1.13%              40.74%           $14,073.79         $  156.07
         10                  62.89%            1.13%              46.18%           $14,618.45         $  162.11
TOTAL GAIN AFTER FEES AND EXPENSES                                                 $ 4,618.45
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,374.63

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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                                       21

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                                       22

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                                       23

FOR MORE INFORMATION

Adviser:    Columbia Wanger Asset Management, L.P.


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.


You may wish to read the Fund's SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The SAI and the Fund's website, www.columbiafunds.com, include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's adviser or visiting the Fund's website at:

Columbia Wanger Asset Management, L.P.
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
1 (888) 4-WANGER (1-888-492-6437)
www.columbiafunds.com


Or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number: 811-08748

                                  WANGER SELECT

                                   PROSPECTUS


                                   MAY 1, 2006


                                     * * * *


Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans. This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.



                                     * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                               -----------------
                                                               Not FDIC Insured
                                                               May Lose Value
                                                               No Bank Guarantee
                                                               -----------------

                                TABLE OF CONTENTS

THE TRUST ...................................................................  3

THE FUND ....................................................................  4

OTHER INVESTMENT STRATEGIES AND RISKS .......................................  7

TRUST MANAGEMENT ORGANIZATIONS ..............................................  9

     The Trustees ...........................................................  9
     The Adviser: Columbia Wanger Asset Management, L.P ..................... 10
     Portfolio Manager ...................................................... 10
     Legal Proceedings ...................................................... 10
     Mixed and Shared Funding ............................................... 11
     Additional Expenses .................................................... 12

     Additional Intermediary Compensation ................................... 12

FINANCIAL HIGHLIGHTS ........................................................ 14

SHAREHOLDER INFORMATION ..................................................... 15

APPENDIX .................................................................... 20

                                    THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger Select (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis (Retirement Plans).


The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy or adequacy of those prospectuses. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                    THE FUND


INVESTMENT GOAL--WANGER SELECT
--------------------------------------------------------------------------------
Wanger Select seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------


Wanger Select generally invests in the stocks of U.S. companies. Wanger Select is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-40) with market capitalizations under $20 billion at the time of initial purchase, offering the potential to provide above-average growth over time. Wanger Select believes that companies within this capitalization range, which are not as well known by financial analysts as the largest companies, may offer higher return potential than the stocks of companies with capitalizations above $20 billion. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 25% of its assets, valued at the time of investment, in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


Wanger Select typically looks for companies with:

o    A strong business franchise that offers growth potential.

o    Products and services that give the company a competitive advantage.

o A stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


There are two basic risks for all mutual funds that invest in stocks: MANAGEMENT RISK and MARKET RISK. You may lose money by investing in the Fund.

Management risk means that Columbia Wanger Asset Management, L.P.'s (CWAM) investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with funds with similar investment objectives and strategies.


Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.


MID-CAP COMPANIES


The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

SECTOR RISK


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.


NON-DIVERSIFIED


Wanger Select is a non-diversified fund. As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.


FOREIGN SECURITIES


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities, denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


EMERGING MARKETS


Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY

The bar chart that follows shows the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and the life of the Fund. We compare the Fund to the Standard and Poor's MidCap 400 Index (S&P MidCap 400), the Standard and Poor's 500 Index (S&P 500 Index) and the Lipper Variable Underlying Mid-Cap Growth Funds Index, which are broad-based measures of market performance. The S&P MidCap 400 is the Fund's primary benchmark. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR-YEAR TOTAL RETURNS

        YEAR-BY-YEAR TOTAL RETURN
BAR CHART:
2000                               9.45%
2001                               9.09%
2002                              -7.62%
2003                              30.73%
2004                              19.31%
2005                              10.49%

Best quarter: 4th quarter 2001, 17.97%
Worst quarter: 3rd quarter 2001, -10.70%


                                                                   SINCE
                                      1 YEAR       5 YEARS      INCEPTION+
                                     ----------   ----------   ------------
Wanger Select*                         10.49%      11.67%             14.51%
S&P MidCap 400**                       12.56%       8.60%             11.47%
S&P 500**                               4.91%       0.54%              1.19%
Lipper VUF Mid-Cap Growth Funds***      9.51%      -1.58%              4.64%****

-------------
+     Wanger Select's inception date was 2/1/1999.
* Part of the performance shown is due to the Fund's purchase of securities in IPO's. The impact of IPO purchases declines as a Fund grows larger.
** The S&P MidCap 400 Index, the Fund's primary benchmark, is a broad market-weighted index of 400 stocks that are in the next tier down from the S&P 500 Index. The S&P 500 Index is a broad market-weighted average of U.S. large, blue-chip companies. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.
*** The Lipper Variable Underlying Mid-Cap Growth Funds Index measures the performance of the 30 largest mid-cap growth funds tracked by Lipper. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.
****  Performance information is from 1/31/1999.

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES
Fees paid directly from your investment:
Maximum sales charge                                                         N/A
Deferred sales charge                                                        N/A

ANNUAL FUND OPERATING EXPENSES
Expenses that are deducted from Fund assets:

Management fees                                                            0.85%
12b-1 fee                                                                   None
Other expenses                                                             0.12%
--------------------------------------------------------------------------------
Total annual Fund operating expenses(1)(2)                                 0.97%


(1) Expenses have been revised to reflect actual expected expenses for future periods.

(2) CWAM has undertaken to limit Wanger Select's annual expenses to 1.35% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger Select for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower. This example does not include the effect of CWAM's undertaking to limit the Fund's expenses.


             1 Year                                              $99
             3 Years                                            $309
             5 Years                                            $536
             10 Years                                         $1,190


                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information
(SAI), which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


THE INFORMATION EDGE


CWAM invests in entrepreneurially managed smaller- and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of outsourcing as a business strategy or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.


In making investments for the Fund, CWAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL               FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
------------------------------------------------------------------------------------------------------
o superior technology          o low debt                            o reasonable stock price
o innovative marketing         o adequate working capital              relative to growth potential
o managerial skill             o conservative accounting practices   o valuable assets
o market niche                 o adequate profit margin
o good earnings prospects
o strong demand for product


The realization of this        A strong balance sheet gives          Once CWAM uncovers an attractive
growth potential would likely  management greater flexibility        company, it identifies a price
produce superior performance   to pursue strategic objectives        that it believes would also
that is sustainable            and is important to maintaining       make the stock a good value.
over time.                     a competitive advantage.
------------------------------------------------------------------------------------------------------

LONG-TERM INVESTING
CWAM's analysts continually screen companies and contact more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


STATE INSURANCE RESTRICTIONS

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

TEMPORARY DEFENSIVE POSITIONS

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures, options and swap contracts, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.



PORTFOLIO TURNOVER

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year-to-year. CWAM does not expect the Fund's turnover to exceed 125% under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.


                         TRUST MANAGEMENT ORGANIZATIONS


                                  THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions, academia, and public service to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Wanger Advisors Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

               THE ADVISER: COLUMBIA WANGER ASSET MANAGEMENT, L.P.


Columbia Wanger Asset Management, L.P. (CWAM), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is the Fund's investment adviser. CWAM is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including Wanger Select, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2005, CWAM managed more than $27.1 billion in assets. CWAM is an indirect wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation.


For the fiscal year 2005, the Fund paid CWAM management fees at 0.84% of the average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.


                                PORTFOLIO MANAGER


CWAM uses a team to assist the lead portfolio manager in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.

Ben Andrews, lead portfolio manger of the Fund, is a vice president of the Trust and has been part of the CWAM investment team since 1998, most recently as a senior technology analyst. His analytical experience includes covering a broad range of industries and special situations. Mr. Andrews is also the lead portfolio manager of Columbia Acorn Select. Prior to joining CWAM, Mr. Andrews was a senior analyst at Rothschild Investment Corporation. The SAI provides additional information about Mr. Andrews' compensation, other accounts he manages and his ownership of securities in the Fund.



                                LEGAL PROCEEDINGS


CWAM, Columbia Acorn Trust, another mutual fund family advised by CWAM, and the trustees of Columbia Acorn Trust, are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of Columbia Acorn Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the United States District Court for the District of Massachusetts, alleging that CWAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Columbia Acorn Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Columbia Acorn Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Columbia Acorn Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The plaintiffs' complaint was dismissed by the district court, and the Seventh Circuit Court of Appeals affirmed this dismissal. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Columbia Acorn Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Columbia Acorn Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Columbia Acorn Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.


                            MIXED AND SHARED FUNDING


As described previously, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Keyport Benefit Life Insurance Company (Keyport Benefit), Aegon Financial Services Group, Inc., SAFECO Life Insurance Company, PHL Variable Life Insurance Company, Phoenix Home Life Mutual Insurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, ING Insurance Company of America, ING Life Insurance and Annuity Company, Reliastar Life Insurance Company, Sun Life Insurance & Annuity Company of New York, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and TIAA-CREF Life Insurance Company. The Fund is or may become a funding vehicle for VA contracts or VLI policies of the Participating Insurance Companies or may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.


The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at lower prices.


                               ADDITIONAL EXPENSES

Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.

From time to time, CWAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: subaccounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by CWAM will not increase the fees paid by the Fund or its shareholders.


                      ADDITIONAL INTERMEDIARY COMPENSATION


In connection with the sale of the Columbia family of funds (including the Funds) (the "Columbia Funds"), the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the distributor's sale of fund shares. The Fund is not a party to these arrangements, and such cash payments are not paid out of Fund assets. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.


Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.


In addition, the distributor, and/or the Fund's investment adviser, transfer agent or their affiliates, pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, subtransfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the SAI. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

                              FINANCIAL HIGHLIGHTS


The financial highlights table that follows is intended to help you understand the Fund's financial performance. Information is shown since the Fund's inception and for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements. You can request a free annual report by calling 1-888-4-WANGER (1-888-492-6437). The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.


                                  WANGER SELECT

                                                                             YEAR ENDED DECEMBER 31,
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2005          2004         2003         2002        2001
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $22.11       $18.55       $14.19       $15.36       $14.08
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                            (0.04)       (0.10)       (0.11)       (0.09)       (0.05)
Net realized and unrealized gain (loss) on investments              2.12         3.68         4.47        (1.08)        1.33
--------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 2.08         3.58         4.36        (1.17)        1.28
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized capital gains                                    (1.53)       (0.02)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                    (1.53)       (0.02)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $22.66       $22.11       $18.55       $14.19       $15.36
--------------------------------------------------------------------------------------------------------------------------------
Total Return (b)                                                   10.49%(c)    19.31%       30.73%       (7.62)%       9.09%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (d)                                                        0.96%        1.10%        1.15%        1.18%        1.33%
Net investment loss (d)                                            (0.20)%      (0.49)%      (0.65)%      (0.62)%      (0.34)%
Waiver                                                              0.02%          --           --           --           --
Portfolio turnover rate                                               26%          36%          21%          45%          76%
Net assets, end of period (000's)                                $102,674     $82,465      $52,112      $26,124      $21,429

-------------
(a) Net investment loss per share was based upon the average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Had the Investment Adviser not waived a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody fees paid indirectly had no impact.

                             SHAREHOLDER INFORMATION


SHAREHOLDER AND ACCOUNT POLICIES

The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call CWAM at 1-888-4-WANGER (1-888-492-6437).

Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

o a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);

o    an annuity plan described in section 403(a);

o an annuity contract described in section 403(b), including a 403(b)(7) custodial account;

o a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and

o    a plan described in section 501(c)(18).

The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor CWAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call CWAM at 1-888-4-WANGER (1-888-492-6437) to determine if it is eligible to invest.


HOW TO INVEST AND REDEEM

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


FUND POLICY ON TRADING OF FUND SHARES


The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." For purposes of this section, the "Columbia Funds" are the Columbia, Columbia Acorn Trust, Wanger Advisors Trust and Nations family of mutual funds. The Columbia Funds are not intended as vehicles for market timing. The board of trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, and subject to the limitations noted below, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.


For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, all Fund purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Also, certain financial intermediaries, retirement plans and variable insurance products have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In addition, the terms and conditions of a particular insurance contract may limit the ability of the Participating Insurance Company to address frequent trading activity by a VA contract owner or VLI policyholder.

Columbia Management Group, LLC has designated a Market Timing Steering Committee (the "Committee") composed of members of senior management designed to ensure, among other things, that participating insurance companies can either enforce the Funds' market timing policy, or monitor for market timing pursuant to a policy that is at least as restrictive as the Funds' policy. The Committee oversees the due diligence process with respect to participating insurance companies. The due diligence process for participating insurance companies includes a review of an insurance company's market timing policies, and requests that insurance companies certify that they can enforce the Funds' market timing policy as disclosed in the prospectus. Alternatively, if the participating insurance company cannot certify that it can enforce the Funds' market timing policy, the Committee requests that the participating insurance company certify that it has an internal market timing policy that is as restrictive or more restrictive than the Funds' market timing policy. If the insurance company cannot provide either form of certification, the Committee requests that the participating insurance company provide the Funds' transfer agent with shareholder level data transparency to enable the transfer agent to monitor trading activity in accordance with the Funds' market timing policy. An insurance company that agrees to provide data transparency is required to restrict, upon the transfer agent's request, participants that violate the Funds' market timing policy. If a current participating insurance company is unable to comply, Columbia will take steps consistent with its contractual obligations to place the participating insurance company's accounts on redemption only status. If a prospective participating insurance company is unable to comply with one of the alternatives, the Fund will not begin a business relationship with that company.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


PURCHASES AND REDEMPTIONS

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.



HOW THE FUND'S SHARE PRICE IS DETERMINED

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied.

When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. When a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.


TAXES

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the SAI.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

APPENDIX


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the chart, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

                                                         WANGER SELECT

          MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
                  0.00%                               $10,000.00                                 5%

                                                                                  HYPOTHETICAL
                         CUMULATIVE                             CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE      ANNUAL EXPENSE       RETURN AFTER       BALANCE AFTER          FEES &
        YEAR           FEES & EXPENSES         RATIO         FEES & EXPENSES    FEES & EXPENSES       EXPENSES (1)
-------------------------------------------------------------------------------------------------------------------
          1                   5.00%            0.97%               4.03%           $10,403.00         $   98.95
          2                  10.25%            0.97%               8.22%           $10,822.24         $  102.94
          3                  15.76%            0.97%              12.58%           $11,258.38         $  107.09
          4                  21.55%            0.97%              17.12%           $11,712.09         $  111.41
          5                  27.63%            0.97%              21.84%           $12,184.09         $  115.90
          6                  34.01%            0.97%              26.75%           $12,675.11         $  120.57
          7                  40.71%            0.97%              31.86%           $13,185.91         $  125.43
          8                  47.75%            0.97%              37.17%           $13,717.30         $  130.48
          9                  55.13%            0.97%              42.70%           $14,270.11         $  135.74
         10                  62.89%            0.97%              48.45%           $14,845.20         $  141.21
TOTAL GAIN AFTER FEES AND EXPENSES                                                 $ 4,845.20
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,189.71

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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                                       21

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                                       22

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                                       23

FOR MORE INFORMATION


Adviser:    Columbia Wanger Asset Management, L.P.


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.


You may wish to read the Fund's SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The SAI and the Fund's website, www.columbiafunds.com, include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's adviser or visiting the Fund's website at:

Columbia Wanger Asset Management, L.P.
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
1 (888) 4-WANGER (1-888-492-6437)
www.columbiafunds.com


Or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number: 811-08748

                           WANGER INTERNATIONAL SELECT

                                   PROSPECTUS


                                   MAY 1, 2006



                                     * * * *


Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans. This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.



                                     * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                               -----------------
                                                               Not FDIC Insured
                                                               May Lose Value
                                                               No Bank Guarantee
                                                               -----------------

                                TABLE OF CONTENTS

THE TRUST ..................................................................   3

THE FUND ...................................................................   4

OTHER INVESTMENT STRATEGIES AND RISKS ......................................   8

TRUST MANAGEMENT ORGANIZATIONS .............................................  10

     The Trustees ..........................................................  10
     The Adviser: Columbia Wanger Asset Management, L.P. ...................  10

     Portfolio Manager .....................................................  10
     Legal Proceedings .....................................................  11
     Mixed and Shared Funding ..............................................  12
     Additional Expenses ...................................................  12
     Additional Intermediary Compensation ..................................  12

FINANCIAL HIGHLIGHTS .......................................................  14

SHAREHOLDER INFORMATION ....................................................  15

APPENDIX ...................................................................  20

                                    THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger International Select (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis (Retirement Plans).


The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy or adequacy of those prospectuses. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                    THE FUND


INVESTMENT GOAL--WANGER INTERNATIONAL SELECT
--------------------------------------------------------------------------------
Wanger International Select seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------

Wanger International Select invests primarily in the stocks of companies with market capitalizations of $2 to $25 billion at the time of initial purchase. Although the Fund primarily invests in small- and medium-sized companies, at times the Fund may invest in larger-sized companies. The Fund invests in at least three countries. Wanger International Select takes advantage of its adviser's research and stockpicking capabilities to invest in a limited number of foreign companies (between 40-60) generally in developed markets (for example, Japan, Canada, and the United Kingdom), offering the potential to provide above-average growth over time. Wanger International Select believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion. Wanger International Select typically looks for companies with:


o    A strong business franchise that offers growth potential.

o    Products and services that give the company a competitive advantage.

o A stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company.

Under normal circumstances, Wanger International Select invests at least 65% of its net assets in the stocks of foreign companies based in developed markets outside the United States.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: MANAGEMENT RISK and MARKET RISK. You may lose money by investing in the Fund.

Management risk means that Columbia Wanger Asset Management, L.P.'s (CWAM) investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with funds with similar investment objectives and strategies.


Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.



FOREIGN SECURITIES

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



EMERGING MARKETS


Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.



SMALLER COMPANIES


Smaller companies, including small- and mid-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.



SECTOR RISK


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in a particular sector.



MARKET TIMERS

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



PERFORMANCE HISTORY


The bar chart below shows the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and the life of the Fund. We compare the Fund to the S&P/Citigroup World ex-U.S. Cap Range $2-10B Index, the MSCI EAFE Index and the Lipper Variable Underlying International Growth Funds Index, which are broad-based measures of market performance. The S&P/Citigroup World ex-U.S. Cap Range $2-$10B Index is the Fund's primary benchmark. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR-YEAR TOTAL RETURNS

       YEAR-BY-YEAR TOTAL RETURN
BAR CHART:
2000                              -1.58
2001                             -26.61
2002                             -15.29
2003                              41.24
2004                              24.34
2005                              16.43

Best quarter: 2nd quarter 2003, 19.58%
Worst quarter: 3rd quarter 2001, -21.53%

                                                                                    SINCE
                                                     1 YEAR         5 YEARS      INCEPTION+
                                                  ------------   ------------   ------------

Wanger International Select                          16.43%          4.91%         12.80%
S&P/Citigroup World ex-U.S. Cap Range $2-10B*        20.35%         11.60%         10.66%
MSCI EAFE*                                           13.54%          4.55%          4.61%
Lipper VUFInternational Growth Funds Index*          16.90%          1.10%          4.28%**

-------------
+    Wanger International Select's inception date was 2/1/1999.
* The S&P/Citigroup World ex-U.S. Cap Range $2-10B, the Fund's primary benchmark, is a subset of the broad market, selected by the index sponsor, representing the mid-cap developed market, excluding the United States. MCSI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, a widely recognized international benchmark that comprises 20 major markets in Europe, Australia and the Far East. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper Variable Underlying International Growth Funds Index is made up of the 10 largest non-U.S. funds. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.
**   Performance information is from 1/31/1999.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES
Fees paid directly from your investment:
Maximum sales charge                                                         N/A
Deferred sales charge                                                        N/A

ANNUAL FUND OPERATING EXPENSES
Expenses that are deducted from Fund assets:

Management fees                                                            0.99%
12b-1 fee                                                                   None
Other expenses                                                             0.33%
--------------------------------------------------------------------------------
Total annual Fund operating expenses(1)                                    1.32%

(1) CWAM has undertaken to limit Wanger International Select's annual expenses to 1.45% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2007.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger International Select for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower. The example expenses for the one year period reflect the contractual expense limitation referred to above, but this arrangement is not reflected in the example expenses for the second and third years of the three-year period, the second through fifth years of the five-year period, and the second through tenth years of the ten-year period.


             1 Year                                             $134
             3 Years                                            $418
             5 Years                                            $723
             10 Years                                         $1,590

                     OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information
(SAI), which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


THE INFORMATION EDGE


CWAM invests in entrepreneurially managed smaller- and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of outsourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.


In making investments for the Fund, CWAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL               FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
------------------------------------------------------------------------------------------------------
o superior technology          o low debt                            o reasonable stock price
o innovative marketing         o adequate working capital              relative to growth potential
o managerial skill             o conservative accounting practices   o valuable assets
o market niche                 o adequate profit margin
o good earnings prospects
o strong demand for product


The realization of this        A strong balance sheet gives          Once CWAM uncovers an attractive
growth potential would likely  management greater flexibility        company, it identifies a
produce superior performance   to pursue strategic objectives        price that it believes
that is sustainable            and is important to maintaining       would also make the stock
over time.                     a competitive advantage.              a good value.
------------------------------------------------------------------------------------------------------

LONG-TERM INVESTING
CWAM's analysts continually screen companies and contact more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

STATE INSURANCE RESTRICTIONS

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.


TEMPORARY DEFENSIVE POSITIONS

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures, options and swap contracts, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.



PORTFOLIO TURNOVER

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. CWAM does not expect the Fund's turnover to exceed 125% under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

                         TRUST MANAGEMENT ORGANIZATIONS


                                  THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions, academia, and public service to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Wanger Advisors Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

               THE ADVISER: COLUMBIA WANGER ASSET MANAGEMENT, L.P.


Columbia Wanger Asset Management, L.P. (CWAM), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is the Fund's investment adviser. CWAM is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including Wanger International Select, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2005, CWAM managed more than $27.1 billion in assets. CWAM is an indirect wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation.

For the fiscal year 2005 the Fund paid CWAM management fees at 0.99% of the average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.


                                PORTFOLIO MANAGER

CWAM uses a team to assist the portfolio managers in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.

Christopher Olson is a vice president of the Trust and the lead manager of Wanger International Select and has managed Wanger International Select since September 2001. He has been a member of the international analytical team at CWAM since January 2001. Mr. Olson is also a vice president of Columbia Acorn Trust, lead portfolio manager of Columbia Acorn International Select and a co-portfolio manger of Wanger International Small Cap. Prior to joining CWAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. The SAI provides additional information about Mr. Olson's compensation, other accounts he manages and his ownership of securities in the Fund.


                                LEGAL PROCEEDINGS

CWAM, Columbia Acorn Trust, another mutual fund family advised by CWAM, and the trustees of Columbia Acorn Trust, are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of Columbia Acorn Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the United States District Court for the District of Massachusetts, alleging that CWAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Columbia Acorn Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Columbia Acorn Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Columbia Acorn Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The plaintiffs' complaint was dismissed by the district court, and the Seventh Circuit Court of Appeals affirmed this dismissal. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Columbia Acorn Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Columbia Acorn Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Columbia Acorn Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.


                            MIXED AND SHARED FUNDING

As described previously, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Keyport Benefit Life Insurance Company (Keyport Benefit), Aegon Financial Services Group, Inc., SAFECO Life Insurance Company, PHL Variable Life Insurance Company, Phoenix Home Life Mutual Insurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, ING Insurance Company of America, ING Life Insurance and Annuity Company, Reliastar Life Insurance Company, Sun Life Insurance & Annuity Company of New York, Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and TIAA-CREF Life Insurance Company. The Fund is or may become a funding vehicle for VA contracts or VLI policies of the Participating Insurance Companies or may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.


The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at lower prices.


                               ADDITIONAL EXPENSES

Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.


From time to time, CWAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: subaccounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by CWAM will not increase the fees paid by the Fund or its shareholders.



                      ADDITIONAL INTERMEDIARY COMPENSATION

In connection with the sale of the Columbia family of funds (including the Funds) (the "Columbia Funds"), the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the distributor's sale of fund shares. The Fund is not a party to these arrangements, and such cash payments are not paid out of Fund assets. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.


Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.


In addition, the distributor, and/or the Fund's investment adviser, transfer agent or their affiliates, pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, subtransfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.


In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the SAI. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

                              FINANCIAL HIGHLIGHTS


The financial highlights table that follows is intended to help you understand the Fund's financial performance. Information is shown since the Fund's inception and for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements. You can request a free annual report by calling 1-888-4-WANGER (1-888-492-6437). The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.


                           WANGER INTERNATIONAL SELECT

                                                                                    YEAR ENDED DECEMBER 31,
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2005         2004         2003        2002           2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $17.19       $13.87       $9.86       $11.64         $17.29
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                                     0.13         0.04        0.04         0.04          (0.03)
Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                 2.66         3.33        4.01        (1.82)         (4.46)
---------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 2.79         3.37        4.05        (1.78)         (4.49)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                         (0.35)       (0.05)      (0.04)          --          (0.02)
From net realized capital gains                                       --           --          --           --          (1.14)
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                    (0.35)       (0.05)      (0.04)          --          (1.16)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $19.63       $17.19      $13.87        $9.86         $11.64
---------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                    16.43%(c)    24.34%      41.24%(c)   (15.29)%(c)    (26.61)%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (d)                                                        1.32%        1.43%       1.45%        1.45%          1.45%
Net investment income (loss)(d)                                     0.76%        0.29%       0.39%        0.35%         (0.20)%
Waiver/Reimbursement                                                0.00%(e)       --        0.09%        0.10%            --
Portfolio turnover rate                                               48%          71%         59%         113%            72%
Net assets, end of period (000's)                                $44,026      $35,232     $26,928      $14,083        $15,431

-------------
(a)  Net investment income (loss) per share was based upon the average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c)  Had the Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody fees paid indirectly had no impact.
(e)  Rounds to less then 0.01%.

                            SHAREHOLDER INFORMATION

SHAREHOLDER AND ACCOUNT POLICIES

The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call CWAM at 1-888-4-WANGER (1-888-492-6437).

Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

o a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);

o    an annuity plan described in section 403(a);

o an annuity contract described in section 403(b), including a 403(b)(7) custodial account;

o a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and

o    a plan described in section 501(c)(18).

The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor CWAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call CWAM at 1-888-4-WANGER (1-888-492-6437) to determine if it is eligible to invest.


HOW TO INVEST AND REDEEM

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


FUND POLICY ON TRADING OF FUND SHARES


The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." For purposes of this section, the "Columbia Funds" are the Columbia, Columbia Acorn Trust, Wanger Advisors Trust and Nations family of mutual funds. The Columbia Funds are not intended as vehicles for market timing. The board of trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, and subject to the limitations noted below, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.


For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, all Fund purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Also, certain financial intermediaries, retirement plans and variable insurance products have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In addition, the terms and conditions of a particular insurance contract may limit the ability of the Participating Insurance Company to address frequent trading activity by a VA contract owner or VLI policyholder.

Columbia Management Group, LLC has designated a Market Timing Steering Committee (the "Committee") composed of members of senior management designed to ensure, among other things, that participating insurance companies can either enforce the Funds' market timing policy, or monitor for market timing pursuant to a policy that is at least as restrictive as the Funds' policy. The Committee oversees the due diligence process with respect to participating insurance companies. The due diligence process for participating insurance companies includes a review of an insurance company's market timing policies, and requests that insurance companies certify that they can enforce the Funds' market timing policy as disclosed in the prospectus. Alternatively, if the participating insurance company cannot certify that it can enforce the Funds' market timing policy, the Committee requests that the participating insurance company certify that it has an internal market timing policy that is as restrictive or more restrictive than the Funds' market timing policy. If the insurance company cannot provide either form of certification, the Committee requests that the participating insurance company provide the Funds' transfer agent with shareholder level data transparency to enable the transfer agent to monitor trading activity in accordance with the Funds' market timing policy. An insurance company that agrees to provide data transparency is required to restrict, upon the transfer agent's request, participants that violate the Funds' market timing policy. If a current participating insurance company is unable to comply, Columbia will take steps consistent with its contractual obligations to place the participating insurance company's accounts on redemption only status. If a prospective participating insurance company is unable to comply with one of the alternatives, the Fund will not begin a business relationship with that company.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


PURCHASES AND REDEMPTIONS

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.


During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.



HOW THE FUND'S SHARE PRICE IS DETERMINED

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied.

When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. When a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.


TAXES

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the SAI.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

APPENDIX


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the chart, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

                                             WANGER INTERNATIONAL SELECT

          MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
                  0.00%                               $10,000.00                                 5%

                                                                                  HYPOTHETICAL
                         CUMULATIVE                             CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE      ANNUAL EXPENSE       RETURN AFTER       BALANCE AFTER          FEES &
        YEAR           FEES & EXPENSES         RATIO         FEES & EXPENSES    FEES & EXPENSES       EXPENSES (1)
-------------------------------------------------------------------------------------------------------------------
          1                   5.00%            1.32%               3.68%           $10,368.00         $  134.43
          2                  10.25%            1.32%               7.50%           $10,749.54         $  139.38
          3                  15.76%            1.32%              11.45%           $11,145.13         $  144.50
          4                  21.55%            1.32%              15.55%           $11,555.27         $  149.82
          5                  27.63%            1.32%              19.80%           $11,980.50         $  155.34
          6                  34.01%            1.32%              24.21%           $12,421.38         $  161.05
          7                  40.71%            1.32%              28.78%           $12,878.49         $  166.98
          8                  47.75%            1.32%              33.52%           $13,352.42         $  173.12
          9                  55.13%            1.32%              38.44%           $13,843.79         $  179.49
         10                  62.89%            1.32%              43.53%           $14,353.24         $  186.10
TOTAL GAIN AFTER FEES AND EXPENSES                                                 $ 4,353.24
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,590.22

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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                                       21

| Notes

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                                       22

| Notes

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                                       23

FOR MORE INFORMATION

Adviser:    Columbia Wanger Asset Management, L.P.


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.


You may wish to read the Fund's SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The SAI and the Fund's website, www.columbiafunds.com, include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's adviser or visiting the Fund's website at:

Columbia Wanger Asset Management, L.P.
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
1 (888) 4-WANGER (1-888-492-6437)
www.columbiafunds.com


Or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number: 811-08748

                              WANGER ADVISORS TRUST

                One Financial Center, Boston, Massachusetts 02111

                       STATEMENT OF ADDITIONAL INFORMATION


                                Dated May 1, 2006

         This Statement of Additional Information (SAI) is not a prospectus, but provides additional information that should be read in conjunction with the Trust's prospectus dated May 1, 2006 and any supplement thereto. Audited financial statements, which are contained in the Funds' December 31, 2005 Annual Reports, are incorporated by reference into this SAI. The prospectuses and annual reports may be obtained at no charge by calling Columbia Management Distributors, Inc. (CMD) at (800) 426-3750, by visiting the Fund's website at www.columbiafunds.com or by contacting the applicable participating insurance company, the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the participating insurance company, or the applicable retirement plan.


                                TABLE OF CONTENTS

                                                                            Page

         GENERAL INFORMATION AND HISTORY.......................................2
         -------------------------------
         INVESTMENT RESTRICTIONS...............................................4
         -----------------------
         PORTFOLIO TURNOVER....................................................8
         ------------------
         PURCHASES AND REDEMPTIONS.............................................9
         -------------------------
         TRUSTEES AND OFFICERS................................................10
         ---------------------
         MANAGEMENT ARRANGEMENTS..............................................16
         -----------------------
         TRANSFER AGENT.......................................................21
         --------------
         TRUST CHARGES AND EXPENSES...........................................21
         --------------------------
         UNDERWRITER..........................................................22
         -----------
         CODES OF ETHICS......................................................24
         ---------------
         CUSTODIAN AND FUND ACCOUNTING AGENT..................................25
         -----------------------------------
         PORTFOLIO TRANSACTIONS...............................................25
         ----------------------
         NET ASSET VALUE......................................................30
         ---------------
         TAXES................................................................30
         -----
         INVESTMENT PERFORMANCE...............................................32
         ----------------------
         RECORD SHAREHOLDERS..................................................33
         -------------------
         ANTI-MONEY LAUNDERING COMPLIANCE.....................................35
         --------------------------------
         PROXY VOTING POLICIES................................................35
         ---------------------
         DISCLOSURE OF PORTFOLIO INFORMATION..................................36
         -----------------------------------
         PUBLIC DISCLOSURES...................................................37
         ------------------
         OTHER DISCLOSURES....................................................37
         -----------------
         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........................38
         ---------------------------------------------
         APPENDIX A - INVESTMENT TECHNIQUES AND SECURITIES....................39
         APPENDIX B - PROXY VOTING POLICY AND PROCEDURES......................57

                         GENERAL INFORMATION AND HISTORY

         Wanger Advisors Trust (the Trust) is an open-end, diversified management investment company currently consisting of four Funds with differing investment objectives, policies and restrictions. Currently, the Trust consists of Wanger U.S. Smaller Companies, formerly named Wanger U.S. Small Cap Advisor through April 30, 2002 (U.S. Smaller Companies), Wanger International Small Cap (International Small Cap), Wanger Select, formerly named Wanger Twenty through April 30, 2004 (Wanger Select), and Wanger International Select, formerly named Wanger Foreign Forty through April 30, 2004 (Wanger International Select) (individually referred to as a Fund, or by the defined name indicated, or collectively as the Funds).

         U.S. Smaller Companies, International Small Cap and Wanger International Select are diversified funds under the federal securities laws. Wanger Select is non-diversified under the federal securities laws. However, all of the Funds comply with the diversification standards established by the tax laws. See the section entitled "Taxes" for more information.

         The Trust issues shares of beneficial interest in each Fund that represent interests in a separate portfolio of securities and other assets. The Trust is permitted to offer separate series (Funds) and different classes of shares. The Trust currently offers one class of shares of each Fund. Sales of shares are made without a sales charge at each Fund's per share net asset value. The Trust may add or delete Funds and/or classes from time to time. The Trust is the funding vehicle for variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) offered by the separate accounts of life insurance companies (Participating Insurance Companies). The Trust also can be a funding vehicle for certain types of pension plans, retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis (Retirement Plans). Currently, no such arrangements exist.

         The Trustees of the Trust (Board of Trustees or Trustees) monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies and Retirement Plans, or between the interests of owners of VA contracts, VLI policies and Retirement Plan participants. The interests of owners of VA contracts, VLI policies and Retirement Plan participants could diverge for a variety of reasons, including:
(a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities;
(c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any portfolio of the Funds are being managed;
(e) a difference in voting instructions given by VA contract owners and VLI contract owners; (f) a decision by a Participating Insurance Company to disregard the voting instructions of contract owners; or (g) as applicable, a decision by a Retirement Plan to disregard the voting instructions of Retirement Plan participants. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies or Retirement Plan participants arising from the fact that certain interests of owners may differ. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Funds or shares of another fund may be substituted. This might force the Funds to sell securities at lower prices. Additional information regarding such differing interests and related risks are described in the prospectus under "Mixed and Shared Funding."

         The Trust was organized under an Agreement and Declaration of Trust (Declaration of Trust) as a Massachusetts business trust on August 30, 1994. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series, each with one or more classes, as the Trustees may authorize. Each Fund is a separate series of the Trust.


         Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to that Fund, and all shares of a Fund have equal rights in the event of liquidation of that Fund.

         Shareholders of a Fund are entitled to one vote for each share of that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the Investment Company Act of 1940 (the 1940 Act), or other applicable law or when the Board of Trustees determines that the matter affects only the interests of one or more Funds, such as, for example, a proposal to approve an amendment to that Fund's Advisory Agreement, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees.

         The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, it is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Additional meetings may be called for purposes of electing or removing Trustees or changing fundamental policies.

         The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed, with or without cause, by the vote of two-thirds of the outstanding shares at a meeting called for that purpose.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies and the Retirement Plans. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund also is believed to be remote.

                             INVESTMENT RESTRICTIONS

         U.S. Smaller Companies and International Small Cap operate under the investment restrictions listed below. Restrictions numbered 1 through 10 are fundamental policies which may not be changed for a Fund without approval of a majority of the outstanding voting shares of a Fund, defined as the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. Other restrictions are not fundamental policies and may be changed with respect to a Fund by the Trustees without shareholder approval.

         The following investment restrictions apply to each of U.S. Smaller Companies and International Small Cap except as otherwise indicated. U.S. Smaller Companies and International Small Cap each may not:

         1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

         2. Acquire securities of any one issuer that at the time of investment
         (a) represent more than 10% of the voting securities of the issuer or
         (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

         3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry;

         4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);(1)

         5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;(2)

         6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale; but the Fund will limit its total investment in restricted securities and in other securities for which there is


-------------------
(1) The Funds have no present intention of lending their portfolio securities.

(2) State insurance laws currently restrict a Fund's borrowings to facilitate redemptions to no more than 25% of the Fund's net assets.

         no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its net assets at the time of acquisition;

         7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

         8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

         9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

         10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

         U.S. Smaller Companies and International Small Cap are also subject to the following restrictions and policies, which are not fundamental and may be changed by the Trustees without shareholder approval. U.S. Smaller Companies and International Small Cap may not:


         (a) [INTERNATIONAL SMALL CAP ONLY] Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $5 billion or less at the time of initial purchase.* International Small Cap will notify shareholders at least 60 days prior to any change in its 80% policy;

         (b) [U.S. SMALLER COMPANIES ONLY] Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $5 billion or less at the time of initial purchase.* U.S. Smaller Companies will notify shareholders at least 60 days prior to any change in its 80% policy;


         (c) [U.S. SMALLER COMPANIES ONLY] Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in domestic securities. U.S. Smaller Companies will notify shareholders at least 60 days prior to any change in its 80% policy;

         (d) Invest in companies for the purpose of management or the exercise of control;

         (e) Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;



-------------------
* The Fund may add to positions of stocks whose market capitalizations have grown above the designated market capitalization range since they were first purchased, if the investment adviser deems such stocks to be attractive.

         (f) Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

         (g) Sell securities short or maintain a short position.

         Wanger Select and Wanger International Select operate under the investment restrictions listed below. Restrictions numbered 1 through 12 are fundamental policies which may not be changed for a Fund without approval of a majority of the outstanding voting shares of a Fund, defined as the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. Other restrictions are not fundamental policies and may be changed with respect to a Fund by the Trustees without shareholder approval.

         The following investment restrictions apply to each of Wanger Select and Wanger International Select except as otherwise indicated. Wanger Select and Wanger International Select each may not:

         1. [WANGER INTERNATIONAL SELECT ONLY] With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

         2. Acquire securities of any one issuer, which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

         3. [WANGER SELECT ONLY] With respect to 50% of its total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed more than 5% of the Fund's total assets;

         4. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

         5. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

         6. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

         7. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures, and options on futures;

         8. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

         9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

         10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

         11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures, and options on futures;

         12. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

         Wanger Select and Wanger International Select are also subject to the following restrictions and policies, which are not fundamental and may be changed by the Trustees without shareholder approval. Wanger Select and Wanger International Select may not:

         (a) [WANGER INTERNATIONAL SELECT ONLY] Under normal circumstances, invest less than 65% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the U.S.;

         (b) Invest in companies for the purpose of management or the exercise of control;

         (c) Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

         (d) Invest more than 25% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

         (e) Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures, and options on futures;

         (f) Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities;


         (g) [WANGER SELECT ONLY] Invest more than 25% of its total assets (valued at the time of investment) in the securities of foreign issuers;


         (h) [WANGER INTERNATIONAL SELECT ONLY] Invest more than 15% of its total assets in securities of United States issuers, under normal market conditions.

         Notwithstanding the foregoing investment restrictions, any Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

         Each Fund is also subject to the following additional restrictions and policies under certain applicable insurance laws pertaining to variable annuity contract separate accounts. These policies and restrictions are not fundamental and may be changed by the Trustees without shareholder approval:

         (a) Each Fund that invests in the securities of foreign countries will be invested in a minimum of five different foreign countries at all times, EXCEPT THAT this minimum is reduced to four when foreign country investments comprise less than 80% of the value of the Fund's net assets; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.

         (b) Each Fund that invests in the securities of foreign countries will have no more than 20% of its net assets invested in securities of issuers located in any one country; EXCEPT THAT a Fund may have an additional 15% of its net assets invested in securities of issuers located in any one of the following countries: Australia; Canada; France; Japan; the United Kingdom; or Germany.

         (c) A Fund may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Fund's total assets would be invested in the securities of any one issuer, except that this restriction shall not apply to U.S. Government securities or foreign government securities; and the Fund will not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

         (d) Each Fund may borrow no more than 10% of the value of its net assets when borrowing for any general purpose and 25% of net assets when borrowing as a temporary measure to facilitate redemptions.

         If a percentage limit with respect to any of the foregoing fundamental and non-fundamental policies is satisfied at the time of investment or borrowing, a later increase or decrease in a Fund's assets will not constitute a violation of the limit.

                               PORTFOLIO TURNOVER


         The portfolio turnover of each Fund will vary from year to year. Although no Fund will trade in securities for short-term profits, when circumstances warrant securities may be sold without regard to the length of time held. Portfolio turnover for each Fund is shown under "FINANCIAL HIGHLIGHTS" in the prospectus. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Higher transaction costs reduce the Funds' returns. During the fiscal years 2004 and 2005, the portfolio turnover rate did not vary significantly from the prior years.

                            PURCHASES AND REDEMPTIONS

         Purchases and redemptions are discussed in the prospectus under the heading "SHAREHOLDER INFORMATION."


         Each Fund's net asset value (NAV) is determined on days that the New York Stock Exchange (NYSE) is open for regular trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Trustees, the NAV of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time.


         To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.


         We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. When a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value", that value may be different from the last quoted market price for that security. The Fund's foreign securities may trade on days when the NYSE is closed. Except as described above, we will not price shares on days that NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.


         The Trust reserves the right to suspend or postpone redemptions of shares of any Fund during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closing; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or the valuation of net assets of such Fund not reasonably practicable.

         Participating Insurance Companies may charge transaction fees for their services in connection with accepting share purchase and redemption orders on behalf of the Funds. For purchase orders placed through a Participating Insurance Company, a shareholder will pay the Fund's NAV per share next computed after the Participating Insurance Company receives such purchase order, plus any applicable transaction charge imposed by the Participating Insurance Company. For redemption orders placed through a Participating Insurance Company, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the Participating Insurance Company receives the redemption order, less any redemption fees imposed by the Participating Insurance Company.

         In some instances, a Participating Insurance Company will not charge any transaction fees directly to investors in a Fund. However, for certain shareholder servicing services provided by the Participating Insurance Company with respect to Fund share accounts held on behalf of its customers, the Participating Insurance Company may charge a fee based on net assets that is paid by Columbia Wanger Asset Management, L.P. (CWAM) out of its legitimate profits.


         In addition, you may, subject to the approval of the Trust, purchase shares of a Fund with securities that are held in the Funds' portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund, consistent with the Fund's investment objectives and restrictions) that have a value that is readily ascertainable in accordance with the Trust's valuation policies. Should the Trust approve your purchase of a Fund's shares with securities, the Trust would follow its purchase-in-kind procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange after receipt of the purchase order) pursuant to the Trust's valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate purchase price.


         The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is made in kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

         The Trust does not have any arrangements with shareholders or other individuals that would permit frequent purchases or redemptions of Fund shares.

                              TRUSTEES AND OFFICERS

         The Board of Trustees of the Trust has overall management responsibility for the Trust and the Funds. Each Trustee serves a term of unlimited duration provided that a majority of Trustees always has been elected by shareholders. However, it is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. The retirement age for Trustees is 75. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by shareholders. Shareholders may remove a Trustee, with or without cause, upon the vote of two-thirds of the Trust's outstanding shares at any meeting called for that purpose. A Trustee may be removed with or without cause upon the vote of a majority of the Trustees.

         The names of the Trustees and officers of the Trust, the date each was first elected or appointed to office, their principal business occupations during at least the last five years and other directorships they hold, are shown below.

                                                                                                        NUMBER OF
                                    YEAR FIRST                                                         PORTFOLIOS IN
    NAME, POSITION(S) WITH WANGER   ELECTED OR                                                         FUND COMPLEX
     ADVISORS TRUST AND AGE AT     APPOINTED TO             PRINCIPAL OCCUPATION(S) DURING             OVERSEEN BY        OTHER
           APRIL 30, 2006             OFFICE                       PAST FIVE YEARS                        TRUSTEE      DIRECTORSHIPS
           --------------             ------                       ---------------                        -------      -------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF WANGER ADVISORS TRUST:


Jerome L. Duffy, 69,                   2003           Retired (since December 1997); prior thereto,              4         None.
Trustee (3)(6)                                        senior vice president, Kemper Financial Services
                                                      and treasurer, Kemper Funds; National Association
                                                      of Securities Dealers, Arbitrator (2000 to
                                                      present); SEC Division of Enforcement, Expert
                                                      Witness (1998 to present).


Kathryn A. Krueger, M.D., 48,          2003           Medical Fellow I, Cardiovascular Therapeutic               4         None.
Trustee (3)(4)                                        Area, Lilly Research Laboratories (May 2004 to
                                                      present); Medical Advisor, Cardiovascular
                                                      Therapeutic Area, Lilly Research Laboratories
                                                      (January 2003 to April 2004); Medical Director,
                                                      Cardiovascular Therapeutic Area, Lilly Research
                                                      Laboratories (October 2002 to December 2002);
                                                      Medical Director, Neptune Product Team, Lilly
                                                      Research Laboratories (October 2001 to October
                                                      2002); Acting Director and Senior Clinical
                                                      Research Physician, Lilly Research Laboratories
                                                      (April 2001 to September 2001); Senior Clinical
                                                      Research Physician, Lilly Research Laboratories
                                                      (January 2000 to March 2001).

Patricia H. Werhane, 70,               1998           Ruffin Professor of Business Ethics, Darden                4         None.
Chair of the Board and Trustee                        Graduate School of Business Administration,
(2)(3)(4)(6)                                          University of Virginia (since 1993); Senior
                                                      Fellow of the Olsson Center for Applied Ethics,
                                                      Darden Graduate School of Business
                                                      Administration, University of Virginia (2001 to
                                                      present); and Wicklander Chair of Business Ethics
                                                      and Director of the Institute for Business and
                                                      Professional Ethics, DePaul University (since
                                                      September 2003).



                                       11

                                                                                                        NUMBER OF
                                    YEAR FIRST                                                         PORTFOLIOS IN
    NAME, POSITION(S) WITH WANGER   ELECTED OR                                                         FUND COMPLEX
     ADVISORS TRUST AND AGE AT     APPOINTED TO             PRINCIPAL OCCUPATION(S) DURING             OVERSEEN BY        OTHER
           APRIL 30, 2006             OFFICE                       PAST FIVE YEARS                        TRUSTEE      DIRECTORSHIPS
           --------------             ------                       ---------------                        -------      -------------

TRUSTEE WHO IS AN INTERESTED PERSON OF WANGER ADVISORS TRUST:
Ralph Wanger, 71,                      1994           Founder, former president, chief investment               10        Columbia
Trustee                                               officer and portfolio manager, Columbia Wanger                      Acorn
(1) (2) (5)                                           Asset Management, L.P. (CWAM) (July 1992 to                         Trust.
                                                      September 2003); Former president, Columbia Acorn
                                                      Trust (April 1992 through September 2003); Former
                                                      president, Wanger Advisors Trust (1994 through
                                                      September 2003); principal, Wanger Asset
                                                      Management, L.P. (WAM) (July 1992 to September
                                                      2000); president, WAM Ltd. (July 1992 to
                                                      September 2000); director, Wanger Investment
                                                      Company PLC; advisor to CWAM (September 2003 to
                                                      September 2005).

                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                      FUND COMPLEX
                                     YEAR FIRST                                                       FOR WHICH
 NAME, POSITION(S) WITH WANGER       ELECTED OR                                                      OFFICER ACTS
  ADVISORS TRUST AND AGE AT         APPOINTED TO           PRINCIPAL OCCUPATION(S) DURING               IN SAME           OTHER
        APRIL 30, 2006                 OFFICE                     PAST FIVE YEARS                       CAPACITY       DIRECTORSHIPS
        --------------                 ------                     ---------------                       --------       -------------
OFFICERS OF WANGER ADVISORS TRUST:
Ben Andrews, 40,                       2004           Analyst and portfolio manager,  CWAM (since 1998);     10     None.
Vice President                                        vice president, Columbia Acorn Trust.

J. Kevin Connaughton, 41,              2001           Treasurer and Chief Financial Officer of the           10     Banc of America
Assistant Treasurer                                   Columbia Funds and of the Liberty All-Star Funds              Capital
                                                      (since December 2000) (formerly chief accounting              Management
                                                      officer and controller of the Columbia Funds and              (Ireland),
                                                      of the Liberty All-Star Funds from February 1998              Limited.
                                                      to October 2000); treasurer of the Galaxy Funds
                                                      (from September 2002 through November 2005);
                                                      treasurer, Columbia Management Multi-Strategy
                                                      Hedge Fund, LLC (from December 2002 through
                                                      December 2004).

Michael G. Clarke, 35,                 2004           Chief accounting officer and Assistant Treasurer       10     None.
Assistant Treasurer                                   of the Columbia Funds, Liberty Funds, Stein Roe
                                                      Funds and All-Star Funds (since October 2004);
                                                      Managing Director of CWAM (since February 2001);
                                                      Controller of the Columbia Funds, Liberty Funds,
                                                      Stein Roe Funds and All-Star Funds (from May 2004
                                                      to October 2004); Assistant Treasurer (from June
                                                      2002 to May 2004); Vice President, Product
                                                      Strategy & Development of the Liberty Funds and
                                                      Stein Roe Funds (from February 2001 to June 2002).


                                       12

                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                      FUND COMPLEX
                                     YEAR FIRST                                                       FOR WHICH
 NAME, POSITION(S) WITH WANGER       ELECTED OR                                                      OFFICER ACTS
  ADVISORS TRUST AND AGE AT         APPOINTED TO           PRINCIPAL OCCUPATION(S) DURING               IN SAME           OTHER
        APRIL 30, 2006                 OFFICE                     PAST FIVE YEARS                       CAPACITY       DIRECTORSHIPS
        --------------                 ------                     ---------------                       --------       -------------
Jeffrey R. Coleman, 36                 2006           Assistant treasurer, Columbia Acorn Trust (since       10     None.
Assistant Treasurer                                   March  2006); Group Operations Manager of CWAM
                                                      (since October 2004); Vice President of CDC IXIS
                                                      Asset  Management Services, Inc. (investment
                                                      management) (from August 2000 to September 2004).

Bruce H. Lauer, 48,                    1995           Chief operating officer, CWAM (since April 1995);      10     None.
Vice President, Secretary and                         vice president, treasurer and secretary, Columbia
Treasurer                                             Acorn Trust; director, Wanger Investment Company
                                                      PLC and New Americas Small Cap Fund; director,
                                                      Banc of America Capital Management (Ireland) Ltd.

Charles P. McQuaid, 52,                1994           President, CWAM (since October 2003); Chief            10     Columbia Acorn
President (5)                                         Investment Officer of CWAM (since                             Trust.
                                                      September 2003); senior vice president of the
                                                      Trust (from 1994 through September 2003);
                                                      Portfolio manager (since 1995) and director of
                                                      research, CWAM (from July 1992 through December
                                                      2003); Interim director of international
                                                      research, CWAM (from December 2003 to December
                                                      2004); Trustee since 1992 and president since
                                                      2003, Columbia Acorn Trust.

Robert A. Mohn, 44,                    1997           Analyst and portfolio manager, CWAM (since August      10        None.
Vice President                                        1992); director of domestic research, CWAM (since
                                                      March 2004); principal, WAM (from 1995 to
                                                      September 2000); vice president, Columbia Acorn
                                                      Trust.

Louis J. Mendes, 41,                   2006           Analyst and portfolio manager,  CWAM (since 2001);     10        None.
Vice President                                        vice president, Columbia Acorn Trust; prior
                                                      thereto, analyst and portfolio manager, Merrill
                                                      Lynch.

Christopher Olson, 41,                 2001           Analyst and portfolio manager, CWAM (since             10        None.
Vice President                                        January 2001); vice president, Columbia Acorn
                                                      Trust; prior thereto, director and portfolio
                                                      strategy analyst with UBS Asset
                                                      Management/Brinson Partners.

Michelle Rhee, 39,                     2006           Associate General  Counsel, Bank of America;           10        None.
Assistant Secretary                                   Attorney, Investment Management, Legal
                                                      Department, Global Wealth & Investment Management
                                                      (since 2004); Associate, Junior Partner, Wilmer
                                                      Cutler Pickering Hale and Dorr LLP (1997-2004).

Robert Scales, 53,                     2004           Associate General Counsel, Grant Thornton LLP          10        None.
Chief Compliance Officer, Senior                      (2002-2004); prior thereto Associate General
Vice President and General                            Counsel, UBS PaineWebber (broker-dealer).
Counsel (6)



                                       13


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                      FUND COMPLEX
                                     YEAR FIRST                                                       FOR WHICH
 NAME, POSITION(S) WITH WANGER       ELECTED OR                                                      OFFICER ACTS
  ADVISORS TRUST AND AGE AT         APPOINTED TO           PRINCIPAL OCCUPATION(S) DURING               IN SAME           OTHER
        APRIL 30, 2006                 OFFICE                     PAST FIVE YEARS                       CAPACITY       DIRECTORSHIPS
        --------------                 ------                     ---------------                       --------       -------------
Linda Roth-Wiszowaty, 36,              2006           Executive Administrator, CWAM (since April 2004);      10     None.
Assistant Secretary                                   prior thereto Executive Assistant to the Chief
                                                      Operating Officer.

-------------------

(1) Trustee who is treated as an "interested person" of the Trust and of CWAM, as defined in the Investment Company Act of 1940, because he is a former officer of the Trust, former employee of CWAM and formerly a consultant to CWAM.


(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board of Trustees with certain statutory exceptions. The Executive Committee did not meet during 2005. Trustees who are not members of the Executive Committee serve as alternates.

(3) Member of the Audit Committee of the Board of Trustees, which identifies the independent registered public accounting firm to be recommended to the board; meets with the independent registered public accounting firm and management to review the scope and the results of the audits of the Funds' financial statements; confirms the independence of the independent registered public accounting firm; reviews with the independent registered public accounting firm and management the effectiveness and adequacy of the Funds' internal controls; and reviews legal and regulatory matters. The Audit Committee met two times during 2005. Mr. Duffy is chairman of the Audit Committee.


(4) Member of the Governance Committee of the Board of Trustees, which makes recommendations to the Trustees regarding committees of the Board of Trustees and committee assignments, makes recommendations to the Trustees regarding the composition of the Board of Trustees and candidates for election as non-interested Trustees, oversees the process for evaluating the functioning of the Board of Trustees, and makes recommendations to the Board of Trustees regarding the compensation of Trustees who are not affiliated with any investment adviser, administrator or distributor of the Funds. The Governance Committee will consider shareholder recommendations regarding candidates for election as Trustees. Written recommendations may be submitted to the Secretary of the Trust at 227 W. Monroe Street, Suite 3000, Chicago, IL 60606. The shareholder recommendation must include:
         (i) the class or series and number of all shares of the Fund owned beneficially and of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate's education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an "interested person" (as such term is defined in the Act, as amended) of the Trust, CWAM, or any subadviser to a Fund, and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee of the Trust, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify; (vi) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) such other information that would be helpful to the Governance Committee in evaluating the candidate. The Governance Committee may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a Trustee of a Trust. If the nominating shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Governance Committee is not required to consider such candidate. The Governance Committee met once during 2005. Ms. Krueger is chair of the Governance Committee.

(5) Member of the Trust's Valuation Committee, which determines valuations of portfolio securities held by any series of the Trust in instances as required by the valuation procedures adopted by the Board of Trustees. The Valuation Committee met eighteen times during 2005. Trustees who are not members of the Valuation Committee serve as alternates.

(6) Member of the Trust's Compliance/Contract Review Committee, which: (A) provides oversight of (1) the monitoring processes and controls regarding the Trust's compliance with legal, regulatory and internal rules, policies, procedures and standards; and (2) compliance by the Trust's investment adviser, principal underwriter and transfer agent, and agents thereof; and (B) reviews and makes recommendations to the other Trustees regarding certain agreements and plans that are required to be approved by a majority of the independent trustees. Robert Scales is a non-voting member of that committee. The Compliance/Contract Review Committee met twelve times during 2005.

         Pursuant to the Settlements discussed in the Prospectus under the heading "LEGAL PROCEEDINGS", at least 75% of the Board must meet the independence standards set forth in the Settlements (certain of those standards being more restrictive than those contained in the Investment Company Act and rules thereunder and that generally prohibit affiliations with certain Columbia and Bank of America-related entities). Those independence standards are referred to as "super-independence" standards. The chairman of the board must meet even more stringent independence standards. Certain other conditions in the Settlements generally require that:


o No action may be taken by the Board of Trustees (or any committee thereof) unless such action is approved by a majority of the members of the board or the committee who meet the super-independence standards. If any proposed action to be approved by a majority of the independent trustees is not approved by the full board, the Trust is required to disclose the proposal and the vote in its shareholder report for that period;

o Beginning in 2005 and not less than every fifth calendar year thereafter, the Trust must hold a meeting of shareholders to elect trustees+; and

o The Board of Trustees must appoint either (a) a full-time senior officer who must report directly to the board with respect to his or her responsibilities, including (i) monitoring compliance with federal and state securities, applicable state laws respecting potential or actual conflicts of interest and fiduciary duties, and applicable codes of ethics and compliance manuals, (ii) managing the process by which management fees to be charged to the Funds are negotiated and (iii) preparing, or directing the preparation of, a written evaluation of, among other things, management fees charged to the Funds and to institutional and other clients, profit margins of CWAM and its affiliates from supplying services to the Funds and possible economies of scale or (b) an independent compliance consultant and an independent fee consultant with similar responsibilities.++


         As noted above certain officers of the Trust also hold positions with CWAM. A Trustee and certain of the officers of the Trust are also Trustees or officers of Columbia Acorn Trust, which is also managed by CWAM.


-------------------
+ The Trust held a meeting of shareholders on September 30, 2005 to elect trustees.

++ At a meeting of the Board of Trustees held on February 18, 2005, a majority of the trustees, other than interested persons of the Trust or the Adviser, found Promontory Financial Group LLC not unacceptable to serve as the independent compliance consultant ("ICC") to CMD (f/k/a Columbia Funds Distributor, Inc.). At a meeting of the Board of Trustees held on November 17, 2004, the trustees unanimously voted to appoint Robert Scales as the Senior Vice President of the Trust and to designate Mr. Scales as the individual responsible for performing the duties and responsibilities of the Senior Officer as set forth in the Assurance of Discontinuance dated February 9, 2005 among the Attorney General of the State of New York, Columbia Management Advisors, Inc. and CMD, including the responsibilities of the independent fee consultant.

         The address for the Trustees and officers is c/o Columbia Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, except for Messrs. Clarke, Coleman and Connaughton, and Ms. Rhee, whose address is Columbia Management Group, LLC ("Columbia Management"), Mail Stop:
MA5-515-11-05, One Financial Center, Boston, MA 02111.


COMPENSATION OF TRUSTEES


         The table set forth below presents certain information regarding the fees paid to the Trustees for their services in such capacity during the year ended December 31, 2005. The Trustees are paid an annual retainer plus an attendance fee for each meeting of the Board of Trustees or standing committee thereof attended. Trustees do not receive any pension or retirement benefits from the Trust. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it. None of the independent Trustees received any fees from any other investment companies affiliated with the Trust.

                                                  AGGREGATE          TOTAL
                                                    COMP.         COMP. FROM
                  NAME OF TRUSTEE                FROM FUNDS      FUND COMPLEX
                  --------------------------------------------------------------
                  Jerome L. Duffy                  $50,500          $50,500
                  Fred D. Hasselbring*             $60,750          $60,750
                  Dr. Kathryn A. Krueger           $39,000          $39,000
                  Patricia H. Werhane              $57,000          $57,000
                  Ralph Wanger                     $ 5,750          $13,625**

                  -------------------
                   *Mr. Hasselbring resigned from the Board effective April 24,
                  2006.
                  **Mr. Wanger received an additional $7,875 in compensation for his services as a trustee of Columbia Acorn Trust during the year ended December 31, 2005.


                             MANAGEMENT ARRANGEMENTS

INVESTMENT ADVISER


         CWAM was previously named Liberty Wanger Asset Management, L.P. and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM serves as the investment adviser for the Funds, the Acorn family of funds and for other institutional accounts. As of December 31, 2005, CWAM had approximately $27.1 billion under management, including the Funds. CWAM changed its name from Liberty Wanger Asset Management, L.P. to its current name on October 13, 2003. CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation. CWAM has advised and managed mutual funds, including the Funds, since 1992.

         The Advisory Agreement between the Trust and CWAM will continue from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either the Trust or CWAM upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.

         A discussion of the factors considered by the Board of Trustees in approving the Advisory Agreement can be found in the Trust's annual report for the period ended December 31, 2005.


         CWAM, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund's Advisory Agreement and pays all compensation of the Trustees, officers and employees who are employees of CWAM.

         The Advisory Agreement provides that neither CWAM nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund for any error or judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by CWAM of its duties under the Advisory Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of CWAM in the performance of its duties or from reckless disregard by CWAM of its obligations and duties under the Advisory Agreement.

PORTFOLIO MANAGERS


         Robert A. Mohn is the lead portfolio manager of Wanger U.S. Smaller Companies. Chris Olson and Louis Mendes are the co-portfolio managers of Wanger International Small Cap. Chris Olson is the lead portfolio manager of Wanger International Select. Ben Andrews is the lead portfolio manager of Wanger Select.

         CWAM's largest fund portfolios are team managed. Intermediate and senior analysts have buy and sell authority and transact under the guidelines and supervision of portfolio managers. Portfolio managers are responsible for portfolio structures, including industry weightings for all funds and regional weightings for international funds, and provide approvals for transactions by the newer analysts. In contrast, CWAM's smaller mutual funds and separate accounts are conventionally managed with portfolio managers writing or approving all trades.


         Other Accounts Managed by Portfolio Managers

         The portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds, including separate accounts and unregistered funds. Information regarding those other accounts is set forth below. The advisory fees received by CWAM in connection with the management of the Funds and other accounts are not based on the performance of the Funds or the other accounts.


                                            Number of Other Accounts Managed and Assets
                                              by Account Type as of December 31, 2005
                                              ---------------------------------------

                                       Registered           Other Pooled
         Portfolio Manager        Investment Companies   Investment Vehicles     Other Accounts
                                     (Other than the
                                         Funds)
         Ben Andrews
              Number:                       1                     0                    2
              Assets:                $1,787,564,000              $0                $2,000,000

         Louis Mendes
              Number:                       2                     0                    8
              Assets:                $3,057,419,000              $0                $1,900,000

         Robert A. Mohn
              Number:                       3                     1                    6
              Assets:                $17,656,612,000        $407,078,000         $1,226,000,000

         Chris Olson
              Number:                       1                     0                    1
              Assets:                  $94,721,000               $0                 $250,000

         Ownership of Securities


         At December 31, 2005, none of the portfolio managers owned shares of the Funds they manage because shares of the Funds are issued in connection with investments in and payments under certain qualified and non-qualified variable annuity contracts and variable life insurance policies issued through separate accounts of Participating Insurance Companies.


         Compensation


         As of December 31, 2005, the portfolio managers receive all of their compensation from CWAM and its parent company. Ben Andrews, Robert A. Mohn, Louis Mendes and Chris Olson each received compensation in the form of salary and bonus. In addition, Messrs. Andrews and Mohn each received a distribution in connection with his association with CWAM prior to its acquisition in September 2000 and CWAM's recent performance. Messrs. Mendes and Olson also participated in a supplemental pool for CWAM employees that was established in connection with the acquisition of CWAM and was based on CWAM's recent performance.

         All analysts and portfolio managers have performance benchmarks. Analyst performance is compared to assigned industry or region stock performance within the benchmark indices while portfolio manager performance is compared to entire benchmark indices. The benchmark index for each Fund is: (1) Wanger U.S. Smaller Companies: Russell 2000; (2) Wanger International Small Cap:
S&P/Citigroup EMI Global ex-U.S.; (3) Wanger Select: Standard & Poor's MidCap 400; and (4) Wanger International Select: S&P/Citigroup World ex-U.S. Cap Range $2-10B. Performance compared to benchmark indices is the dominant performance evaluation factor for all analysts and managers. Industry (or country) weighting recommendations are the second most important factor for analysts. Other factors are assets managed, new analyst mentoring, teamwork, and managerial, marketing, compliance and other qualitative contributions.

         Analysts and managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier each two or three years, until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in cash bonus levels. Cash incentive bonuses vary by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performers.

         Typically, a very high proportion of an analyst's or manager's bonus is paid in cash with a smaller proportion going into an investment program where the employee can select Columbia mutual funds as their investment vehicle. Bank of America restricted stock or options may also be part of an individual's compensation. These mutual fund investments and Bank of America restricted stock or options vest over three years.

         Potential conflicts of interest in managing multiple accounts


         Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts that CWAM believes are faced by investment professionals at most major financial firms. CWAM and the Trustees of the Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:


         o The most attractive investments could be allocated to higher-fee accounts.

         o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

         o The trading of other accounts could be used to benefit higher-fee accounts (front- running).

         o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

         Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, CWAM's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

         A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, CWAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

         "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. CWAM and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

         Another potential conflict of interest may arise based on the different investment objectives and strategies of the Funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

         A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

         The Funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages.

         CWAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a Fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

         The Funds' portfolio managers may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, the Funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at

CWAM, including the Funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by CWAM and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.



                                 TRANSFER AGENT


         Under the Fund's transfer agency and shareholder servicing agreement, the Funds pay Columbia Management Services, Inc. (CMS) a monthly fee based on the number of open accounts. The address of CMS is One Financial Center, Boston, Massachusetts 02111.


                           TRUST CHARGES AND EXPENSES

MANAGEMENT FEES:


         Each Fund pays CWAM an annual advisory fee based on the following schedule. Fees are computed and accrued daily and paid monthly. During each year in the three-year period ended December 31, 2005, pursuant to the Advisory Agreements, each Fund paid CWAM management fees as follows:

                                                                                                  ANNUAL FEE RATE
                                          2005            2004            2003         (AS A PERCENT OF AVERAGE NET ASSETS)
                                          ----            ----            ----         ------------------------------------
Wanger U.S. Smaller Companies                                                          First $100 million:  0.99%
         Gross advisory fee             $11,560,012    $8,747,399        $5,627,621    $100 million to $250 million: 0.94%
         Exp. Waiver                         21,040             0                 0    $250 million and over: 0.89%
                                        -----------    ----------        ----------
         Net advisory fee               $11,538,972    $8,747,399        $5,627,621
                                        -----------    ----------        ----------

Wanger International Small Cap                                                         First $100 million:  1.15%
         Gross advisory fee              $7,405,850    $5,493,529        $3,279,805    $100 million to $250 million: 1.00%
         Exp. Waiver                        188,761             0                 0    $250 million to $500 million: 0.95%
                                        -----------    ----------        ----------    $500 million and over: 0.85%
         Net advisory fee                $7,217,089    $5,493,529        $3,279,805
                                        -----------    ----------        ----------

Wanger Select                                                                          0.85% on all assets
         Gross advisory fee                $745,156      $598,432          $355,065
         Exp. Reimb.                         14,597             0                 0
                                           --------      --------          --------
         Net advisory fee                  $730,559      $598,432          $355,065

Wanger International Select                                                            0.99% on all assets
         Gross advisory fee                $392,342      $281,849          $172,540
         Exp. Reimb.                            674             0            16,227
                                           --------      --------          --------
         Net advisory fee                  $391,668      $281,849          $156,313


EXPENSE LIMITATION:

         CWAM has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, 12b-1, brokerage and extraordinary expenses of the Funds as follows:

           FUND                                   EXPENSES EXCEEDING
           ----                                   ------------------
Wanger Select                                 1.35% of average net assets
Wanger International Select                   1.45% of average net assets


Each of the above expense limitations will terminate on April 30, 2007.

                                   UNDERWRITER


         CMD, One Financial Center, Boston, MA 02111, serves as the principal underwriter of the Trust. CMD is a subsidiary of Columbia Management Group, LLC, which is a wholly owned subsidiary of Bank of America Corporation. Like CMD, the address for Columbia Management Group, LLC is One Financial Center, Boston, MA 02111. The Underwriting Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the Underwriting Agreement or interested persons of any such party. Shares of the Funds are offered for sale on a continuous basis through CMD on a best efforts basis without any sales commission or charges to the Funds or Participating Insurance Companies or Retirement Plans purchasing Fund shares. However, each VA contract and VLI policy imposes its own charges and fees on owners of VA contracts and VLI policies, and Retirement Plans may impose such charges on participants in a Retirement Plan.

         In connection with the sale of the Columbia family of funds (including the Funds) (the Columbia Funds), CMD, or its advisory affiliates, from their own resources, may make cash payments to financial service firms (FSFs) that agree to promote the sale of shares of funds that CMD distributes. The Funds are not parties to these arrangements and such cash payments are not paid out of fund assets. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the fund on focus, select or other similar lists.

         Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

         In addition, CMD, and/or the Fund's investment adviser, transfer agent or their affiliates, pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, subtransfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.


         In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.


         As of the date of this SAI and in connection with the Columbia Funds, CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

Aegon Financial Services Group, Inc.
Ameriprise Financial Services, Inc.
ING Insurance Company of America

Keyport Life Insurance Company
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Phoenix Home Life Mutual Insurance Company
SAFECO Life Insurance Company
Sun Life Assurance Company of Canada
TIAA-CREF Life Insurance Company
Transamerica Financial Life Insurance Company


         PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE. During fiscal year ended December 31, 2005, the Funds made no payments to dealers.



                                 CODES OF ETHICS


         The Funds, CWAM and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds under limited circumstances. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the

EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                       CUSTODIAN AND FUND ACCOUNTING AGENT


         State Street Bank and Trust Company (the Bank), 2 Avenue De Lafayette, Boston, Massachusetts 02111-2900, is the custodian and fund accounting agent for the Trust. It is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Trust, and performing other administrative duties, all as directed by authorized persons. CWAM and Columbia Management supervise the Bank in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the United States are maintained in the custody of the Bank or other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies who are members of the Bank's Global Custody Network and foreign depositories (foreign subcustodians).

         With respect to foreign subcustodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad are greater than those associated with investing in the United States.


         The Funds may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             PORTFOLIO TRANSACTIONS

         CWAM places the orders for the purchase and sale of portfolio securities and options and futures contracts for the Funds. CWAM's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include CWAM's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; CWAM's knowledge of the financial stability of the broker or dealer selected and such other brokers and dealers; evaluation of competing markets, including exchanges, over-the-counter markets, electronic communications networks or other alternative trading facilities; the broker's or dealer's responsiveness to CWAM; and CWAM's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, CWAM may cause a Fund to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. CWAM has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions effected for the Funds. CWAM has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by CWAM. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by CWAM's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by CWAM, and reports are made annually to the Board of Trustees.


         CWAM maintains and periodically updates a list of approved brokers and dealers that in CWAM's judgment, are generally capable of providing best price and execution and are financially stable. CWAM's traders are directed to use only brokers and dealers on the approved list.


         CWAM may place trades for the Funds through a registered broker-dealer that is an affiliate of CWAM pursuant to procedures adopted by the Board of Trustees. Such trades will only be effected consistent with CWAM's obligation to seek best execution for its clients, and the Funds will pay these affiliates a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions.

         It is CWAM's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security, with the same terms and conditions, for the accounts of several clients in order to seek a lower commission or more advantageous net price. All clients participating in the aggregated execution receive the same execution price and transaction costs are shared pro rata, whenever possible.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

         CWAM engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return for directing trades for the Funds to those firms. In effect, CWAM is using the commission dollars generated from the Funds to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice.

         CWAM has a duty to seek the best combination of net price and execution. CWAM faces a potential conflict of interest with this duty when it uses Fund trades to obtain soft dollar products. This conflict exists because CWAM is able to use the soft dollar products in managing its Funds without paying cash ("hard dollars") for the product. This reduces CWAM's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, CWAM is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Funds that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those Funds are cross subsidizing CWAM's management of the other Funds that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult if not impossible to document, CWAM believes that over time most, if not all, Funds benefit from soft dollar products such that cross subsidizations even out.

         CWAM attempts to reduce or eliminate this conflict by directing Fund trades for soft dollar products only if CWAM concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors CWAM considers in determining whether a particular broker is capable of providing the best net price and execution. CWAM may cause a Fund to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         CWAM acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other research created by third parties that are supplied to CWAM through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. CWAM's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, CWAM develops target levels of commission dollars on a firm-by-firm basis. CWAM attempts to direct trades to each firm to meet these targets.

         CWAM also uses soft dollars to acquire research created by third parties that are supplied to CWAM through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade).

         The targets that CWAM establishes for both proprietary and for third-party research typically will reflect discussions that CWAM has with the broker-dealer providing the research regarding the level of commissions it expects to receive for the research. However, these targets are not binding commitments, and CWAM does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar research. In setting these targets, CWAM makes a determination that the value of the research is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar-year basis. CWAM will receive the research whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. CWAM generally will carry over target shortages and excesses to the next year's target. CWAM believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since CWAM can meet the non-binding expectations of broker-dealers providing soft dollar research over flexible time periods. In the case of third-party research, the third party is paid by the broker-dealer and not by CWAM. CWAM may enter into a contract with the third-party vendor to use the research.

         CWAM also receives company-specific research for soft dollars from independent research organizations that are not brokers.

         Consistent with industry practice, CWAM does not require that the Fund that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Funds. As noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, CWAM will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides CWAM with soft dollar research. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. CWAM may engage in step-out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step-out commissions typically are brokers providing third-party soft dollar research that is not available on a hard-dollars basis. CWAM has not engaged in step-out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by CWAM.

         As stated above, CWAM's overriding objective in effecting portfolio transactions for the Funds is to seek to obtain the best combination of price and execution. Except as described in the following sentence, neither the Trust nor any Fund nor CWAM has entered into any agreement with, or made any commitment to, any unaffiliated broker-dealer which would bind CWAM, the Trust or any Fund to compensate any such broker-dealer, directly or indirectly, for sales of VA contracts or VLI policies. CWAM has entered into arrangements with sponsors of programs for the sale of VA contracts or VLI policies issued by Participating Insurance Companies that are not affiliates of CWAM. CWAM pays the sponsor from CWAM's fee for managing the Funds. The fee is an amount of the Funds' assets allocable to the Fund shares held in separate accounts of such unaffiliated Participating Insurance Companies. CWAM does not cause the Trust or any Fund to pay brokerage commissions higher than those obtainable from other broker-dealers in recognition of such sales of VA contracts or VLI policies.

         The Trust's purchases and sales of securities not traded on securities exchanges generally are placed by CWAM with market makers for these securities on a net basis, without any brokerage commissions being paid by the Trust. Net trading does involve, however, transaction costs. Included in prices paid to underwriters of portfolio securities is the spread between the price paid by the underwriter to the issuer and the price paid by the purchasers. Each Fund's purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker-dealer on a net basis without any brokerage commission being paid by such Fund, but do reflect the spread between the bid and asked prices. CWAM may also transact purchases of some portfolio securities directly with the issuers.


         With respect to a Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, CWAM may also consider the part, if any, played by the broker or dealer in bringing the security involved to CWAM's attention, including investment research related to the security and provided to the Fund. CWAM may place trades for the Funds through affiliates of CWAM in accordance with Investment Company Act Rule 17e-1 governing such transactions and pursuant to procedures adopted by the Board of Trustees. CWAM did not place any trades for the Funds through its affiliates during the fiscal year 2005.


         The table below shows information on brokerage commissions paid by each of the Funds during the periods indicated.


                                                  WANGER
                                                   U.S.              WANGER                              WANGER
                                                 SMALLER         INTERNATIONAL         WANGER        INTERNATIONAL
                                                COMPANIES          SMALL CAP           SELECT             SELECT
Total brokerage commissions paid
   during 2005..........................     $     1,015,455   $     1,724,288     $    189,885      $     95,178
Total brokerage commissions paid
   during 2004..........................     $       978,168   $     1,250,424     $    130,751      $     89,919
Total brokerage commissions paid
   during 2003..........................     $       537,637   $       742,706     $     57,684      $     58,972

         Brokerage commissions paid by the Funds in 2005 generally increased from prior years due to increases in net assets, as well as slight increases in portfolio trading.

         Directed transactions include transactions that the Funds or CWAM directs to a registered broker-dealer, through an agreement or understanding or otherwise through an internal allocation procedure, because of research services provided by the registered broker-dealer to the Funds. For each registered broker-dealer to which the Funds or CWAM directed transactions during the last fiscal year, the following tables show the dollar amount of directed transactions for each Fund, and the commissions paid by each Fund on directed transactions.

                                    WANGER
                                     U.S.                WANGER                                WANGER
                               SMALLER COMPANIES     INTERNATIONAL          WANGER          INTERNATIONAL
                                                       SMALL CAP            SELECT             SELECT
Total amount of directed
brokerage transactions
during 2005..................    $  109,362,001     $  641,598,403      $    8,067,968     $   35,640,571

Total amount of directed
brokerage commissions paid
during 2005..................    $      212,607     $    1,192,359      $       18,366     $       76,130

         During the last three most recent fiscal years, the Funds have not paid any brokerage commissions to any broker that is an affiliated person of the Funds, at the time of the transaction, CWAM or CMD, or any of their affiliates.

         The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At December 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

WANGER U.S. SMALLER COMPANIES
ISSUER                                                      VALUE
SEI Investments Company                                $11,877,000

WANGER INTERNATIONAL SMALL CAP
ISSUER                                                      VALUE
Perpetual Trustees Australia                            $3,489,557
Hong Kong Exchanges and Clearing                        $8,292,869

WANGER SELECT
ISSUER                                                      VALUE
SEI Investments Company                                 $1,779,700
Janus Capital Group Inc.                                $1,658,070
Nuveen Investments Inc.                                 $1,278,600

WANGER INTERNATIONAL SELECT FUND
ISSUER                                                      VALUE
Hong Kong Exchanges and Clearing                        $1,326,859



                                 NET ASSET VALUE

         The net asset value of the shares of each of the Funds is determined by dividing the total assets of each Fund, less all liabilities (including accrued expenses), by the total number of shares outstanding.

         The proceeds received by each Fund for each purchase or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust.

                                      TAXES


         Each Fund has elected to be treated and to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986
(Code). As a result of such election, for any tax year in which a Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, that Fund will not be subject to federal income tax, and the income of the Fund that is distributed, or deemed to be distributed, to its shareholders will be treated as dividends distributed to its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies. If a Fund were to fail to qualify under Subchapter M, it would be required to pay on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to Fund shareholders.


         Among the conditions for qualification and avoidance of taxation at the Trust or Fund level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by each Fund. Any of the applicable diversification requirements could require a sale of assets of a Fund that would affect the net asset value of the Fund.

         Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Trust and its Funds will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts, and certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy. The plan documents (including the summary plan description) for the Retirement Plan discuss the taxation of Retirement Plans and the participants therein.

         Each Fund intends to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Funds may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Companies offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Trust believes it is in compliance with these requirements.

         The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which control of the investments of a segregated asset account by an owner of a variable insurance contract may cause such owner, rather than the insurance company, to be treated as the owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

         The Trust therefore may find it necessary, and reserves the right, to take action to assure that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of any Fund or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the contract and policy owners with interests invested in the affected Fund and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

         To the extent a Fund invests in foreign securities, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of tax or exemption from tax on such income. Gains and losses from foreign currency dispositions, foreign-currency denominated debt securities and payables or receivables, and foreign currency forward contracts are subject to special tax rules that generally cause them to be recharacterized as ordinary income and losses, and may affect the timing and amount of the Fund's recognition of income, gain or loss.

         It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Funds intend to operate so as to qualify for treaty-reduced tax rates where applicable.

         The Funds will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with VA contracts, VLI policies and/or Retirement Plans.

         The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.

                             INVESTMENT PERFORMANCE

         Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share at the end of a given period (including dividends reinvested) by the value of the share at the beginning of the period and subtracting one.

         The Funds' total returns do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies, or expenses imposed by Retirement Plans.

         Funds that have been in operation at least three years may also use statistics to indicate volatility or risk. The premise of each of these measures is that greater volatility connotes greater risk undertaken in achieving performance. The Funds may quote the following measures of volatility:

         Beta. Beta is the volatility of a fund's total return relative to the movements of a benchmark index. A beta greater than one indicates volatility greater than the index, and a beta of less than one indicates a volatility less than the index.

         R-squared. R-squared reflects the percentage of a fund's price movements that are explained by movements in the benchmark index. An R-squared of 1.00 indicates that all movements of a fund's price are completely explained by movements in the index. Generally, a higher R-squared will indicate a more reliable beta figure.

         Alpha. Alpha is a measure used to discuss a fund's relative performance. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return of a fund is based on how historical movements of the benchmark index and historical performance of a fund compare to the benchmark index. The expected return is computed by multiplying the advance or decline in a market represented by a fund's beta. A positive alpha quantifies the value that a fund manager has added and a negative alpha quantifies the value that a fund manager has lost.

         Standard deviation. Standard deviation quantifies the volatility in the returns of a fund by measuring the amount of variation in the group of returns that make up a fund's average return. Standard deviation is generally calculated over a three or five year period using monthly returns and modified to present an annualized standard deviation.

         Sharpe ratio. A fund's Sharpe ratio quantifies its total return in excess of the return of a guaranteed investment (90 day U.S. treasury bills), relative to its volatility as measured by its standard deviation. The higher a fund's Sharpe ratio, the better a fund's returns have been relative to the amount of investment risk it has taken.

         Beta and R-squared are calculated by performing a least squares linear regression using five years of monthly total return figures for each of U.S. Smaller Companies and International Small Cap and their respective benchmarks, and using three years of monthly total return figures for each of Wanger Select and Wanger International Select and their respective benchmarks. Alpha is calculated by taking the difference between the average monthly portfolio return and the beta-adjusted average monthly benchmark return. The result of this calculation is then geometrically annualized.

                               RECORD SHAREHOLDERS


         All the shares of the Funds are held of record by subaccounts of separate accounts of Participating Insurance Companies on behalf of the owners of VLI policies and VA contracts, or by Retirement Plans on behalf of the participants therein. At all meetings of shareholders of the Funds each Participating Insurance Company will vote the shares held of record by subaccounts of its separate accounts only in accordance with the instructions received from the VLI policy and VA contract owners on behalf of whom such shares are held, and each Retirement Plan will vote the shares held of record by participants in the Retirement Plans only in accordance with the instructions received from the participants on behalf of whom such shares are held. All such shares as to which no instructions are received will be voted in the same proportion as shares as to which instructions are received. Accordingly, each Participating Insurance Company disclaims beneficial ownership of the shares of the Funds held of record by the subaccounts of its separate accounts, and each Retirement Plan disclaims beneficial ownership of the shares of the Funds held of record by its participants.

         The following table shows the dollar range of equity securities of the Funds "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by each Trustee as of December 31, 2005:


----------------------------- ------------------------ --------------------------- -------------------------------------
NAME OF TRUSTEE               NAME OF FUND             DOLLAR  RANGE  OF  EQUITY   AGGREGATE DOLLAR RANGE OF EQUITY
                                                       SECURITIES IN EACH FUND     SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN BY
                                                                                   TRUSTEE IN FAMILY OF INVESTMENT
                                                                                   COMPANIES
------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF WANGER ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------
Jerome L. Duffy*              Wanger U.S. Smaller                                  None
                              Companies                None

                              Wanger International
                              Small Cap                None

                              Wanger Select            None

                              Wanger International
                              Select                   None
----------------------------- ------------------------ --------------------------- -------------------------------------
Fred D. Hasselbring**         Wanger U.S. Smaller                                  None
                              Companies                None
----------------------------- ------------------------ --------------------------- -------------------------------------


                                       33

                              Wanger International
                              Small Cap                None

                              Wanger Select            None

                              Wanger International
                              Select                   None
----------------------------- ------------------------ --------------------------- -------------------------------------
Dr. Kathryn A. Krueger        Wanger U.S. Smaller                                  None
                              Companies                None

                              Wanger International
                              Small Cap                None

                              Wanger Select            None

                              Wanger International
                              Select                   None
----------------------------- ------------------------ --------------------------- -------------------------------------
Patricia H. Werhane           Wanger U.S. Smaller                                  None
                              Companies                None

                              Wanger International
                              Small Cap                None

                              Wanger Select            None

                              Wanger International
                              Select                   None
------------------------------------------------------------------------------------------------------------------------
TRUSTEE WHO IS AN INTERESTED PERSON OF WANGER ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------
Ralph Wanger*                 Wanger U.S. Smaller
                              Companies                None                        None

                              Wanger International
                              Small Cap                None

                              Wanger Select            None

                              Wanger International
                              Select                   None
----------------------------- ------------------------ --------------------------- -------------------------------------

* None of the Trustees and officers owns shares of the Funds because shares of the Funds are issued in connection with investments in and payments under certain qualified and non-qualified variable annuity contracts and variable life insurance policies issued through separate accounts of Participating Insurance Companies. However, as of December 31, 2005, Mr. Duffy and Mr. Wanger owned variable insurance policies which held shares of the Funds (which shares are also reported under the names of the contract issuers). At that date, the aggregate dollar range of equity securities in the family of investment companies attributable to Mr. Duffy's variable annuity contract was $1 - $10,000, and the aggregate dollar range of equity securities in the family of investment companies attributable to Mr. Wanger's variable annuity contract was over $100,000.

**       Mr. Hasselbring retired from the Board effective April 24, 2006.

At March 31, 2006, none of the Trustees and officers owned shares of the Funds because shares of the Funds are issued in connection with investments in and payments under certain qualified and non-qualified variable annuity contracts and variable life insurance policies issued through separate accounts of Participating Insurance Companies.** At March 31, 2006, Phoenix Home Life Mutual Insurance Company (and its affiliates), One American Row, Hartford, Connecticut 06102-5056, was the record holder of approximately 22.18% of the outstanding shares of International Small Cap, approximately 19.12% of the outstanding shares of U.S. Smaller Companies, approximately 36.57% of the outstanding shares of Wanger Select and approximately 74.12% of the outstanding shares of Wanger International Select all of which are beneficially owned by variable contract owners. At March 31, 2006, IDS Life, 1 IT, IDS Tower 10, T11/229, Minneapolis, Minnesota 55440, was the record holder of approximately 65.31% of the outstanding shares of U.S. Smaller Companies and approximately 66.80% of the outstanding shares of International Small Cap, all of which are owned by variable contract owners. At March 31, 2006, Sun Life Assurance Company, One Sun Life Executive Park, Wellesley Hills, MA 02481 was the record holder of approximately 22.62% of the outstanding shares of Wanger Select and approximately 16.64% of the outstanding shares of Wanger International Select. At March 31, 2006, ING Life Insurance and Annuity Company, 151 Farmington Avenue, Hartford, CT 06156, was the record holder of approximately 32.26% of the outstanding shares of Wanger Select Fund, all of which are owned by variable contract owners. As of March 31, 2006, none of the independent Trustees owned beneficially or of record any shares of CWAM or CMD, or of any person directly or indirectly controlling, controlled by, or under common control with CWAM or CMD.

** However, as of March 31, 2006, Mr. Duffy, Mr. McQuaid and Mr. Wanger owned variable insurance policies which held shares of the Funds (which shares are also reported under the names of the contract issuers). Including those shares, as of March 31, 2006, the Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of Wanger U.S. Smaller Companies and Wanger International Small Cap. As of March 31, 2006, the Trustees and officers as a group owned beneficially 1.72% of the outstanding shares of Wanger Select and 3.61% of the outstanding shares of Wanger International Select.


                        ANTI-MONEY LAUNDERING COMPLIANCE

         The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

                              PROXY VOTING POLICIES

         The Funds have delegated to CWAM the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to CWAM, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by CWAM. These included the procedures that CWAM follows when a vote presents a conflict between the interests of the Funds and their shareholders and CWAM, its affiliates, its other clients or other persons.

         CWAM's policy is to vote all proxies for Fund securities in a manner considered by CWAM to be in the best interest of the Funds and their shareholders without regard to any benefit to CWAM, its affiliates, its other clients or other persons. CWAM examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. CWAM also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. CWAM determines the best interest of the Funds in light of the potential economic return on the Funds' investment.

         CWAM addresses potential material conflicts of interest by having predetermined voting guidelines and by having each individual stock analyst review and vote each proxy for the stocks that he or she follows. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, CWAM's Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to CWAM, its affiliates, its other clients or other persons. CWAM's Proxy Committee is composed of representatives of CWAM's equity investments, equity research and compliance functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on an annual basis, CWAM's proxy voting policies to ensure consistency with internal and regulatory agency policies, and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

         The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

         CWAM has retained Institutional Shareholder Services (ISS), a third-party vendor, to implement its proxy-voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

         CWAM's proxy voting policies, guidelines and procedures are included in this SAI as Appendix B. In accordance with SEC regulations the Funds' proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the Funds' proxy voting record (i) on the Securities and Exchange Commission's website at www.sec.gov; and (ii) without charge, upon request, by calling 888-492-6437.

                       DISCLOSURE OF PORTFOLIO INFORMATION


         The Trustees of the Wanger Advisors Funds have adopted policies with respect to the disclosure of information regarding the Funds' portfolio holdings by the Trust, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds in the Columbia Funds complex, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Funds' policies are described below. The Trustees shall be informed as needed regarding the Funds' compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Funds' policies prohibit Columbia Management and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, Participating Insurance Companies or Retirement Plans, third-party service providers, rating and ranking organizations and affiliated persons of the Funds.


                               PUBLIC DISCLOSURES


         The Funds' portfolio holdings are currently disclosed to the public through their filings with the SEC and on the Funds' website at www.columbiafunds.com. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Funds' fiscal year). Shareholders may obtain the Funds' Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Funds' Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

         The Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:


---------------------------------------- -------------------------------------- --------------------------------------
         INFORMATION PROVIDED                   FREQUENCY OF DISCLOSURE                  DATE OF WEB POSTING
---------------------------------------- -------------------------------------- --------------------------------------
  Full portfolio holdings information                   Monthly                   30 calendar days after month end.
---------------------------------------- -------------------------------------- --------------------------------------

         The scope of the information provided relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.

         A Fund, CWAM or its affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

                                OTHER DISCLOSURES


         The Funds' policies provide that non-public disclosures of a Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure and (2) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The Trust may authorize such non-public disclosures of a Fund's portfolio holdings if these requirements are satisfied.

         The Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with day-to-day business operations. In addition to Columbia Management and its affiliates, these service providers include the Funds' custodian (State Street Bank & Trust Company) and subcustodians, independent registered public accounting firm (PricewaterhouseCoopers LLP), legal counsel (Bell, Boyd & Lloyd LLC), financial printer (Financial Graphic Services, Inc.), the Funds' proxy voting service provider (Institutional Shareholder Services), the Funds' proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support CWAM's trading systems (InvestorTool, Inc. and Thomson Financial). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

         Certain clients of the Funds' investment adviser(s) may follow a strategy similar to that of the Funds and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Funds.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


         PricewaterhouseCoopers LLP, the independent registered public accounting firm, audits and reports on the annual financial statements and provide tax return review services and assistance and consultation in connection with the review of various SEC filings. Their offices are located at: One North Wacker Drive, Chicago, IL, 60606. The financial statements of the Trust and reports of independent registered public accounting firm appearing in the December 31, 2005 annual report of the Trust are incorporated in this SAI by reference.

                                   APPENDIX A

                      INVESTMENT TECHNIQUES AND SECURITIES

COMMON STOCKS

         The Funds invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives a Fund the right to vote on measures affecting the company's organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

DIVERSIFICATION

         Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because Wanger Select is non-diversified, it has the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, the share price of Wanger Select can be expected to fluctuate more than that of a broadly diversified fund investing in similar securities. Because Wanger Select is non-diversified, it is not subject to the limitations under the 1940 Act on the percentage of its assets that it may invest in any one issuer. Wanger Select, however, intends to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized in "Investment Restrictions") and Section 817(h) of the Code (see "Taxes").

         Although Wanger International Select was previously registered as a non-diversified fund, its investments remained diversified through February 1, 2002 (three years after it began operations). As a result, the Fund lost the ability to invest in a non-diversified manner and is now considered a diversified fund. Wanger International Select will not be able to become non-diversified unless it seeks and obtains the approval of the holders of a "majority of its outstanding voting securities," as defined in the 1940 Act.

FOREIGN SECURITIES

         Each Fund may invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. Under normal circumstances, Wanger International Select invests at least 80% of its net assets (plus any borrowings for investment purposes), and International Small Cap invests at least 65% of its total assets, in each case taken at market value, in foreign securities; Wanger Select's investments in foreign securities are limited to not more than 25% of its total assets. U.S. Smaller Companies may invest up to 35% of its total assets in foreign securities, but the Fund does not have a present intention of investing more than 5% of its assets in foreign securities.

         Wanger International Select invests primarily in developed countries but may invest up to 15% of its total assets in "emerging markets or frontier markets." The Funds use the terms "developed markets" and "emerging markets" as those terms are defined by the International Financial Corporation, a member of the World Bank Group.

         The securities markets of emerging markets are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation of emerging markets of traders, insiders, and investors. Enforcement of existing regulations has been extremely limited.

         The Funds may invest in securities of foreign issuers directly or in the form of American Depository Receipts (ADRs), European Depository Receipts
(EDRs), Global Depository Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in sponsored or unsponsored depository receipts. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

         The Funds may invest in both "sponsored" and "unsponsored" depository receipts. In a sponsored depository receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to receipt holders. An unsponsored depository receipt is created independently of the issuer of the underlying security. The receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depository receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depository receipt. None of the Funds expects to invest 5% or more of its total assets in unsponsored depository receipts.

         The investment performance of a Fund that invests in securities of foreign issuers is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions," below.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign subcustodial arrangements. In addition, the costs of investing in foreign securities are higher than the costs of investing in U.S. securities.

         Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social, or diplomatic developments that could affect investment in these nations.

CURRENCY EXCHANGE TRANSACTIONS

         Each of the Funds may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. The Funds also may buy and sell currency futures contracts and options thereon for such hedging purposes.

         A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

         For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain, in a segregated account with its Custodian, an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

         The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical, because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policies that, under normal conditions, U.S. Smaller Companies will not invest more than 35% of its total assets in foreign securities, Wanger Select will not invest more than 25% of its total assets in foreign securities, Wanger International Small Cap will generally invest at least 65% of its total assets in foreign securities and Wanger International Select will invest at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities.


OPTIONS, FUTURES AND OTHER DERIVATIVES

         Each Fund may purchase and write both call options and put options on securities, indexes and foreign currencies, and enter into interest rate, index and foreign currency futures contracts and options on such futures contracts (futures options) in order to achieve its investment objective, to provide additional revenue, or to hedge against changes in security prices, interest rates or currency exchange rates. A Fund also may use other types of options, futures contracts, futures options, and other types of forward or investment contracts linked to individual securities, interest rates, foreign currencies, indices or other benchmarks (derivative products) currently traded or subsequently developed and traded, provided the Trustees determine that their use is consistent with the Fund's investment objective.

OPTIONS

         A Fund may purchase and write both put and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade or similar entities, or quoted on Nasdaq. A Fund also may purchase agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer that the Fund might buy as a temporary defensive measure.

         An option on a security (or index or foreign currency) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index or a specified quantity of the foreign currency) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain other economic indicators.)

         A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian).

         If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

         A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until expiration.

         A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

OTC DERIVATIVES

         The Funds may buy and sell over-the-counter (OTC) derivatives (derivatives not traded on exchanges). Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives generally are established through negotiation with the other party to the contract. This type of arrangement allows a Fund greater flexibility to tailor an instrument to its needs; OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid and Restricted Securities" below for more information on the risks associated with investing in OTC derivatives.

         Risks Associated with Options

         There are several risks associated with transactions in options. For example, there are significant differences between the securities and the currency markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security or a foreign currency, it would not be able to sell the underlying security or currency unless the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Fund foregoes, during the option's life, the opportunity to profit from appreciation of the currency covering the call.

         If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise the option. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's portfolio securities during the period the option was outstanding.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         A Fund may use interest rate, index and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, the cash value of an index(1) or a specified quantity of a foreign currency at a specified price and time. A public


-------------------
(1) A futures contract on an index is an agreement between two parties to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Stock Index, the Value Line Composite Index and the New York Stock Exchange Composite Index), certain financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes and Eurodollar certificates of deposit) and foreign currencies. Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

         A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         To the extent required by regulatory authorities having jurisdiction over a Fund, such Fund will limit its use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices or anticipated changes in interest rates or currency exchange rates which might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to stock price and interest rate and currency fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity or quoted on an automated quotation system.

         The success of any futures transaction depends on CWAM correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, CWAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (initial margin). The margin required for a futures contract is set by the exchange on which the contact is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

         The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying property, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying property and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

         Risks Associated with Futures

         There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and the currency markets and the futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities or currencies, including technical influences in futures and futures options trading and differences between the Fund's investments being hedged and the securities or currencies underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected security price, interest rate or currency exchange rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant long-term trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

         A Fund will not enter into a futures contract or purchase an option if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the Fund's total assets.

         When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

         A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission (CFTC) Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of CFTC Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%].

TAXATION OF OPTIONS AND FUTURES

         If a Fund exercises a call or put option it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.


-------------------
(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         If a Fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

         For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (year-end mark-to-market). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and options positions on futures, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a
Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

         In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains


-------------------
(3) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 Stock Index).

from the sale of securities or foreign currencies, or other income (including but not limited to gains from options and futures contracts). In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

SWAP AGREEMENTS

         A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if CWAM determines it is consistent with its investment objective and policies, but each Fund will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.

         A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase the Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.

         The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. CWAM expects to be able to eliminate each Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         Each Fund will segregate its assets to cover its current obligations under a swap agreement. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accumulated obligations under the agreement.

SHORT SALES AGAINST THE BOX

         Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by their investment restrictions, the Funds do not currently intend to sell securities short.

         In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers those securities, on behalf of the Fund, to the purchaser of the securities. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to the broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for the securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to the portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in the portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. A Fund will incur transaction costs in connection with short sales.

         In addition to enabling a Fund to hedge against market risk, a short sale may afford the Fund an opportunity to earn additional current income to the extent the Fund is able to enter into an arrangement with the broker-dealer through which the short sale is executed to receive income with respect to the proceeds of the short sale during the period the Fund's short position remain open.

         The Code imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Code) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

DEBT SECURITIES

         The Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation (S&P) or Ba or lower by Moody's Investor Services, Inc. (Moody's), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Funds or the portion of each Fund's assets that may be invested in debt securities in a particular ratings category. No Fund intends to invest more than 20% of its total assets in debt securities or more than 5% of its total assets in securities rated at or lower than the lowest investment grade.

         Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

         Medium- and lower-quality debt securities may be less marketable than higher quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, CWAM believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's and S&P.

MOODY'S RATINGS

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

         C--Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P RATINGS

         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitments.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

REPURCHASE AGREEMENTS

         A repurchase agreement involves a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds will enter into repurchase agreements only with banks and dealers that CWAM believes present minimal credit risks in accordance with guidelines approved by the Board of Trustees. CWAM will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, CWAM's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

         A Fund will invest in a repurchase agreement only if it is collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

"WHEN-ISSUED" SECURITIES AND COMMITMENT AGREEMENTS; REVERSE REPURCHASE
AGREEMENTS

         Each Fund may purchase and sell securities on a when-issued and delayed-delivery basis.

         When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. However, yields available in the market when delivery takes place may be higher than the yields on securities to be delivered. When the Funds engage in when-issued and delayed-delivery transactions, the Funds rely on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Funds missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Funds until they receive payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained with the Trust's custodian until payment is made and will not be available to meet redemption requests. When-issued and delayed-delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Funds do not accrue any income on such securities prior to their delivery. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage.

         A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by its custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

TEMPORARY STRATEGIES

         The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, CWAM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, each Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.

         In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

ILLIQUID AND RESTRICTED SECURITIES

         No Fund may invest in illiquid securities, including restricted securities and OTC derivatives, if as a result, they would comprise more than 15% of the value of its net assets. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the Board of Trustees or its delegate.

         Restricted securities are acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by a Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities are valued at a fair value determined in good faith by the Board of Trustees or its delegate. None of the Funds will invest more than 15% of its total assets (valued at the time of investment) in restricted securities.

         Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. CWAM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of the value of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making the determination CWAM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, CWAM could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it were determined that a Rule 144A security was no longer liquid, a Fund's holding of the security would be reviewed to determine what, if any, steps were required to assure that the Fund did not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers were unwilling to purchase such securities.

LINE OF CREDIT

         The Trust maintains a line of credit with a group of banks to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to the Funds' restrictions on borrowing under "Investment Restrictions" on pp. 4.


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

                                   APPENDIX B

                       PROXY VOTING POLICY AND PROCEDURES

PROXY VOTING POLICY

1.0      GENERAL

         Columbia Wanger Asset Management, L.P. ("CWAM") shall vote all proxies for Client securities for which CWAM has been granted voting authority in a manner consistent with the best interests of CWAM's Clients, without regard to any benefit to CWAM or its affiliates. Clients are described in Section 6.0 below.

2.0      RECOMMENDATION

         CWAM shall examine each proxy recommendation and vote against management's recommendation if, in its judgment, approval or adoption of the recommendation would be expected to impact adversely the current or potential market value of the issuer's securities.

3.0      CLIENT INTEREST

         The best interest of a Client includes the potential economic return on the Client's investment. In the event a Client informs CWAM that its other interests require a particular vote, CWAM shall vote as the Client instructs.

4.0      VOTING

         CWAM addresses potential material conflicts of interest by having each stock analyst review and vote each proxy for the stocks that he/she follows. For those proposals where the analyst is voting against management's recommendation or where there is a variance from these guidelines, the CWAM Proxy Committee will determine the vote in the best interest of CWAM's Client, without consideration of any benefit to CWAM, its affiliates or its other Clients.

5.0      POLICY

         CWAM's policy is based upon its fiduciary obligation to act in its Clients' best interests. Applicable Regulation imposes obligations with respect to proxy voting on investment advisers, and also on investment companies.

6.0      ACCOUNT POLICIES

         Except as otherwise directed by the Client, CWAM shall vote proxies as follows:

6.1      SEPARATE ACCOUNTS

         CWAM shall vote proxies on securities held in separate Accounts where the Client has given CWAM proxy voting authority.

6.2      COLUMBIA ACORN TRUST/WANGER ADVISORS TRUST

         CWAM shall vote proxies for portfolio securities held in these funds.

6.3      CWAM OFFSHORE FUNDS

         CWAM shall vote proxies on securities held in the Wanger Investment Company PLC (Wanger US Smaller Companies and Wanger European Smaller Companies) and Banque Du Louvre Multi Select Fund and OFI Multi Select Fund. CWAM has not been given authority to vote proxies for the New America Small Caps Fund.

6.4      CWAM SUBADVISED MUTUAL FUND ACCOUNTS

         The authority to vote proxies on securities held in the AXP International Aggressive Growth Fund is reserved to the client. CWAM has authority to vote proxies on securities held in the Optimum Small Cap Growth Fund.

7.0      PROXY COMMITTEE

7.1 CWAM has established a Proxy Committee, which currently consists of the Chief Investment Officer (CIO), Chief Operating Officer (COO), and Chief Compliance Officer (CCO). For proxy voting purposes only, the Proxy Committee will also include the analyst who follows the portfolio security to be voted on. A designated portfolio manager (PM) will be an alternate member of the Proxy Committee for voting purposes.

         7.1.1. In the event that such voting members are unable to participate in a meeting of the Proxy Committee to vote on a proxy, their designees shall act on their behalf. A vacancy in the Proxy Committee shall be filled by the prior member's successor in position at CWAM or a person of equivalent experience.

                  Others may be appointed as Standing Members (and Alternate Members) at the discretion of the Proxy Committee. In addition, others may be invited to participate in Proxy Committee meetings on an ad hoc basis at the discretion of the Proxy Committee.

         7.1.2 Meetings will be held on an "as needed" basis to vote on proxy matters which come to the attention of the Proxy Committee. Members may vote at meetings by written consent, email or phone. A vote of a majority of the Proxy Committee may approve a proposal. For administrative and procedural matters, meetings will be held as needed.

7.2      PROXY COMMITTEE RESPONSIBILITIES:

         7.2.1 Oversee the operation of the this Proxy Voting Policy and assist in compliance with Applicable Regulation,

         7.2.2 Review CWAM proxy voting procedures as described herein at least annually to ensure consistency with internal policies and Applicable Regulation and recommend changes if necessary,

         7.2.3 Develop guidelines to assist in the review and voting of proxy proposals,


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

         7.2.4 Determine proxy votes when proposals require the attention of the Proxy Committee as described herein,

         7.2.5 Select and monitor a third-party proxy voting service to help implement the proxy-voting process and to periodically evaluate the extent and quality of services provided by the third party,

         7.2.6 Monitor the education of appropriate employees involved in the proxy-voting process,

         7.2.7 Review disclosures relating to CWAM and Clients with respect to proxy voting procedures,

         7.2.8 Monitor the recordkeeping of information related to the proxy-voting process, and

         7.2.9 Review Forms N-PX filed with the Securities and Exchange Commission.

                  7.2.9.1 The Proxy Committee has delegated to the CCO the review described in Section 7.2.9.

7.3      THE FUNCTIONS OF THE PROXY COMMITTEE SHALL INCLUDE, IN PART:

         7.3.1 Direction of the vote on proposals where there has been a recommendation to the Proxy Committee not to vote according to the Voting Guidelines (See Section 8.0).

         7.3.2 Annual review of these procedures to ensure consistency with internal policies and Applicable Regulation,

         7.3.3 Annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

         7.3.4 Development and modification of voting procedures deemed appropriate or necessary.

7.4 In determining the vote on any proposal for which it has responsibility, the Proxy Committee shall act in accordance with the policy stated above.

7.5      CONFLICT

         No member of the Proxy Committee shall vote on any matter before the Proxy Committee if he or she has a conflict of interest by reason of a direct relationship with the issuer to whom a proposal relates, e.g., is a portfolio manager for an account of the issuer or has a personal or family relationship with senior officers or directors of the issuer. Each member of the Proxy Committee has a duty to disclose any such conflict or any attempt to influence his or her vote.

8.0      VOTING GUIDELINES

8.1 CWAM does not delegate any of its proxy voting to a third party. The analyst who follows the stock shall review all proxies and ballot items for which CWAM has authority to vote. The analyst shall consider the views of management on each proposal,


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

         and if those views are consistent with this Proxy Voting Policy, will vote in favor of management. However, each analyst has the responsibility of independently analyzing each proposal and voting each proxy item on a case-by-case basis.

8.2 CWAM uses the following guidelines with respect to voting on specific matters:

         8.2.1    ELECTION OF THE BOARD OF DIRECTORS

                  CWAM will generally support management's recommendation for proposals for the election of directors or for an increase or decrease in the number of directors provided a majority of directors would be independent. When director elections are contested, the analyst's recommendation and vote shall be forwarded to the Proxy Committee for a full vote.

         8.2.2    APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  CWAM will generally support management in its annual appointment or approval of independent registered public accounting firm. An accounting firm will usually be thought of as independent unless the accounting firm receives more than 50% of its revenues from non-audit and non-tax activities from the issuer and its affiliates. In those cases, the vote should be forwarded to the Proxy Committee for a full vote.

         8.2.3    COMPENSATION AND EQUITY-BASED COMPENSATION PLANS

                  CWAM is generally opposed to compensation plans that substantially dilute ownership interest in an issuer, provide participants with excessive awards, or have inherently objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for incentive programs (including options, restricted stock or other equity equivalent programs but excluding expired or exercised rights) exceeds 10% of the currently outstanding shares overall, or 3% for directors only, the proposal shall be referred to the Proxy Committee. The analyst shall provide background information on total compensation and issuer performance, along with a recommendation, to the Proxy Committee. The Proxy Committee will then consider the circumstances surrounding the issue and vote in the best interests of the Client.

         8.2.4    CORPORATE GOVERNANCE ISSUES

                  CWAM will generally support resolutions to improve shareholder democracy and reduce the likelihood of management entrenchment or conflict-of-interest. All matters relating to corporate governance will be voted by CWAM on a case-by-case basis using this basic premise. If an analyst believes that a vote should be made contrary to this premise, then the recommendation shall be brought to the Proxy Committee for a full vote.

         8.2.5    SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

                  CWAM believes that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the issuer's board of directors. However, proposals regarding social issues initiated by shareholders asking the


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

                  issuer to disclose or amend certain business practices will be analyzed by the appropriate analyst and evaluated on a case-by-case basis. If an analyst believes that a vote against management is appropriate, the analyst shall refer the proposal to the Proxy Committee for a full vote.

         8.2.6    "BLANK CHECK" PROPOSALS

                  Occasionally proxy statements ask that shareholders allow proxies to approve any other items in a "blank check" manner. Analysts should vote against such proposals, and need not refer those items to the Proxy Committee.

         8.2.7    SHARES DISPOSED OF SUBSEQUENT TO THE PROXY RECORD DATE

                  Occasionally, CWAM receives proxy statements for securities that have been sold subsequent to the record date of the proxy vote, but prior to the actual date that the proxy ballot must be voted. In such instances, the analyst may abstain from voting.

         8.2.8    SPECIAL ISSUES VOTING FOREIGN PROXIES

                  Voting proxies with respect to shares of foreign issuers may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in other countries. Oftentimes, there may be language barriers, which will mean that an English translation of proxy information may not be available. Such translations must be obtained before the relevant shareholder meeting. Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action. In such situations, and where CWAM believes that it is uncertain with regards to the information received, or that the costs associated with proxy voting could exceed the expected benefits, the analyst may elect to abstain from voting.

                  8.2.8.1 In addition, to vote shares in certain countries, shares must be "blocked" by the custodian or depository for a specified number of days before the shareholder meeting. Blocked shares typically may not be traded until the day after the shareholder meeting. CWAM may refrain from shares subject to blocking restrictions where, in the analyst's judgment, benefit from proxy voting is outweighed by the interest of maintaining client liquidity in the shares. The decision to vote/not vote is made by the analyst, generally on a case-by-case basis based on relevant factors, including the extent to which the proxy items bear directly on shareholder value, the length of the blocking period, the significance of the holding, and whether the holding is considered a long-term Client holding.

                  8.2.8.2 In cases where the analyst determines that CWAM should abstain from voting foreign proxies, the CWAM librarian (or its designee) will document the reasons for abstaining from proxy voting.

PROXY VOTING PROCEDURES


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

1.0 The Proxy Committee ("Committee") has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in the Proxy Voting Policy in Section 8.0 thereof. The Committee may revise these procedures from time to time, as it deems appropriate or necessary to affect the purposes of the Proxy Voting Policy.

2.0      For Columbia Acorn Funds and Wanger Advisors Funds (the "Funds").

         2.1.1 CWAM shall use Institutional Shareholder Services ("ISS"), a third-party vendor, to implement its proxy-voting process. ISS shall provide record keeping services. ISS also will provide its internally generated proxy analysis, which can be used to help supplement the Analyst's research in the proxy-voting process.

         2.1.2 On a daily basis, the Funds' custodian shall send ISS a holding file detailing each domestic equity holding included in the Funds. Information on equity holdings for the international portfolios included in the Funds shall be sent weekly.

         2.1.3 ISS shall receive proxy material information from Proxy Edge or State Street Bank for the Funds. This shall include issues to be voted upon, together with a breakdown of holdings for the Funds.

         2.1.4 Whenever a vote is solicited, ISS shall send CWAM a request to vote over a secure website. The Proxy Administrator, the CWAM Proxy Administrator (or a substitute) will be responsible to check this website daily. The Proxy Administrator will forward all materials to the appropriate Analyst, who will review and complete the proxy ballot and return to the Proxy Administrator, or will refer one or more proposals to the Committee. The Analyst will file Committee documentation under G:\Shared\ProxyComm. The Proxy Administrator will promptly provide ISS the final instructions as how to vote the proxy.

         2.1.5 ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by the Funds on which a vote is solicited unless otherwise directed by the analyst. On a yearly basis (or when requested), CWAM shall receive a report from ISS detailing CWAM's voting for the previous period on behalf of the Funds.

3.0 For All Other Clients for Which CWAM Has Voting Authority (e.g. Separate Accounts), CWAM shall use each Separate Account's respective custodian for voting proxies. CWAM shall separately maintain voting records for these accounts.

         3.1.1 The Proxy Administrator will be responsible for obtaining all proxy materials from the custodian, forward these to the appropriate Analyst who will review and complete the proxy ballot and return to the Proxy Administrator or will refer one or more proposals to the Committee. The Analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Committee and will instruct the Proxy Administrator to vote the proposal in accordance with the Committee decision. The Analyst will file Committee documentation under G:\Shared\ProxyComm. The Proxy Administrator will promptly provide ISS the final instructions as how to vote the proxy.


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         3.1.2    The Proxy Administrator will be responsible for recording all voting records onto a spreadsheet, which will comprise the detail of how CWAM voted each proxy on behalf of the respective Client. This spreadsheet shall comply with the appropriate record keeping requirements, and will be available to the Client upon request.

         3.1.3 Exception. A Separate Account may agree with CWAM that CWAM shall utilize ISS for proxy voting, as described in these policies.

4.0 The Firm shall retain any proxy voting records in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

5.0 The Firm's CCO shall be responsible for reviewing proxy voting activities.


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